UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

        The Annual Report to Stockholders is filed herewith.

================================================================================
                                  SMITH BARNEY
                              S&P 500 INDEX SHARES
            A Class of Shares of the Smith Barney S&P 500 Index Fund
================================================================================

          SPECIAL DISCIPLINE SERIES | ANNUAL REPORT | DECEMBER 31, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

                 Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ...................................................   1

Manager Overview ...........................................................   3

Fund Performance ...........................................................   6

Historical Performance .....................................................   7

Schedule of Investments ....................................................   8

Statement of Assets and Liabilities ........................................  23

Statement of Operations ....................................................  24

Statements of Changes in Net Assets ........................................  25

Notes to Financial Statements ..............................................  26

Financial Highlights .......................................................  34

Independent Auditors' Report ...............................................  35

Additional Information .....................................................  36

Tax Information ............................................................  39

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

Excluding sales charges, Smith Barney shares of the Smith Barney S&P 500 Index Fund modestly underperformed the fund's benchmark, the unmanaged S&P 500 Index(i), and produced slightly higher returns than the fund's Lipper S&P 500 Index objective funds category average during the year ended December 31, 2003. Over this period, Smith Barney shares returned 27.95%, whereas the S&P 500 Index returned 28.67% and the fund's Lipper category average was 27.78%.

================================================================================
                              PERFORMANCE SNAPSHOT
                            AS OF DECEMBER 31, 2003
                           (excluding sales charges)
--------------------------------------------------------------------------------
                                                  6 Months           12 Months
--------------------------------------------------------------------------------
Smith Barney Shares                                14.93%              27.95%
--------------------------------------------------------------------------------
S&P 500 Index                                      15.14%              28.67%
--------------------------------------------------------------------------------
Lipper S&P 500 Index Objective
Category Average                                   14.73%              27.78%
--------------------------------------------------------------------------------

All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

Smith Barney share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2003, calculated among the 169 funds for the six-month period and among the 168 funds for the 12-month period in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

--------------------------------------------------------------------------------

The year began with investors uneasy that the potential conflict with Iraq might exacerbate an already tenuous economy. Accordingly, investors continued to seek the safer havens of fixed-income investments, and stocks generally continued to languish. However, once evidence of sustainable economic improvement emerged in the second half of the year, the stock market began to improve,


             1 Smith Barney S&P 500 Index Fund | 2003 Annual Report prompting a renewed interest in equity investments. The market's advance was generally led by riskier securities--smaller, lower-priced stocks and stocks with high operating and financial leverage--that had experienced the greatest price losses during the previous bear market.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected the performance of your fund.

Special Shareholder Notice

It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Trustee Emeritus, and James J. Crisona, Trustee Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 21, 2004


             2 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
                                MANAGER OVERVIEW
================================================================================


[PHOTO OMITTED]                        [PHOTO OMITTED]

SANDIP A.                              JOHN
BHAGAT, CFA                            LAU
Vice President and                     Investment Officer
Investment Officer


U.S. Economy Rebounds...

Despite a slow start, optimistic forecasts for a strong economic rebound in 2003 proved to be correct. With real annualized GDP(ii) growth of 3.3% in the second quarter and a surge of 8.2% in the third quarter, the economy gradually responded to the stimulus of aggressive monetary and fiscal policies. However, many investors continued to express concerns that the effects of these stimulative policies might wear off, and corporate revenue growth might not be sustainable. Other worries during the year focused on weak employment data, sluggish capital spending, and the impact on consumer spending from a slowdown in mortgage refinancing.

From the monetary perspective, the Federal Reserve Board appeared to be firmly committed to maintaining low interest rates, despite the widely discussed risk of a further decline in inflation. The nation's fiscal stimulus also seemed to be effective, and despite the scheduled expiration of recent tax cuts, most consumers apparently perceived the reduction in tax rates as permanent.

The employment rate began to improve toward the end of 2003. Non-farm payrolls rose, and initial claims for unemployment insurance fell steadily. The industrial sector began to advance as well, with industrial production moving higher over the last four months of the year. Many major corporations have started to indicate some willingness to invest. Capital-goods orders have trended higher, and capital spending rose in the final three quarters of 2003.

However, in 2003 the economy confronted a series of major issues, many of which emerged quite suddenly. Corporate governance and accounting scandals, the geopolitical crisis and the sharp drop in technology spending all contributed to earlier weakness in the financial markets. Fortunately, the impact of those


             3 Smith Barney S&P 500 Index Fund | 2003 Annual Report impediments mostly diminished during the year, in part because of the economy's flexibility.

....And Stocks Surge

The fund is designed to provide reliable exposure to the large cap segment of the U.S. market through a broadly diversified portfolio structure. The fund matches the composition of the S&P 500 Index and owns the constituent index stocks at the appropriate index weight. The fund, therefore, remains neutral relative to the benchmark in terms of economic sectors, market capitalization and the growth and value styles of investing.

In 2003, the stock market saw a strong rally among the lowest market capitalization, low-price, beaten-down stocks, many with no earnings, poor price momentum and lower quality business fundamentals. After sustained underperformance over the last few years, prices of these stocks jumped higher as the risk of bankruptcy receded in the strengthening economy. Because the S&P 500 Index is composed of some of the highest quality, largest U.S. and multinational corporations, its performance tended to lag behind the returns produced by indices for small-cap and mid-cap stocks during the year.

Economic data released during the second half of 2003 showed mounting evidence of a cyclical recovery and provided more hope late in the year as retail sales and initial unemployment claims came in better than anticipated. With lower inventories and higher operating profits, many companies finally began to hire selectively and boost capital expenditures slowly. Along with continuing strength in consumer confidence, the increase in capital spending helped many stocks produce their best returns since 1999. In addition, the market's 2003 gains were broad-based, with every economic sector providing positive returns.

Due to historically high oil and natural gas prices, energy stocks delivered exceptional performance in 2003. The technology and consumer discretionary sectors also ranked among the S&P 500 Index's better performing market sectors, driven higher by rising corporate capital spending and stronger retail sales to consumers. However, toward year-end, weaker sales from major department stores led investors to gradually reduce their lofty expectations for the retail industry. The only exceptions were luxury item stores, which posted solid sales increases during the holiday season. Similarly, technology investors turned less bullish as well toward the end of the year. When it became evident that major capital spending probably would not occur until later in 2004, most technology stocks came under pressure and traded lower.


             4 Smith Barney S&P 500 Index Fund | 2003 Annual Report

Thank you for your investment in the Smith Barney S&P 500 Index Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Sandip A. Bhagat                             /s/ John Lau


Sandip A. Bhagat, CFA                            John Lau
Vice President and                               Investment Officer
Investment Officer

January 21, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: General Electric Co. (2.98%), Microsoft Corp. (2.86%), Pfizer Inc. (2.64%), Exxon Mobil Corp. (2.61%), Citigroup Inc. (2.40%), Wal-Mart Stores, Inc. (2.22%), Intel Corp. (2.01%), American International Group, Inc. (1.66%), Cisco Systems, Inc. (1.64%), International Business Machines Corp. (1.54%). Please refer to pages 8 through 22 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISK: The fund may invest in derivatives, such as options and futures, which can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.

i The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
ii Gross domestic product is a market value of goods and services produced by labor and property in a given country.


             5 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Fund Performance -- Smith Barney S&P 500 Index Shares(1)
================================================================================

================================================================================
Average Annual Total Returns+ (unaudited)
================================================================================
Twelve Months Ended 12/31/03                                             27.95%
--------------------------------------------------------------------------------
Five Years Ended 12/31/03                                                (1.12)
--------------------------------------------------------------------------------
Inception* through 12/31/03                                               3.07
================================================================================

================================================================================
Cumulative Total Return+ (unaudited)
================================================================================
Inception* through 12/31/03                                              19.85%
================================================================================

(1) On September 5, 2000, Class A shares were renamed as Smith Barney S&P 500 Index Shares ("SB Shares").
+ Assumes reinvestment of all dividends and capital gain distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
*     Inception date for SB Shares is January 5, 1998.


             6 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Historical Performance (unaudited)
================================================================================

                   Value of $10,000 Invested in SB Shares of
              the Smith Barney S&P 500 Index Fund vs. S&P 500 Index

--------------------------------------------------------------------------------
                          January 1998 -- December 2003

  [The following table was depicted as a line chart in the printed material.]

                      Smith Barney
                         S&P 500
                      Index Fund --                S&P 500
                        SB Shares                   Index
                      -------------                --------
1/5/98                   10000                      10000
12/98                    12677                      12784
12/99                    15216                      15473
12/00                    13788                      14065
12/01                    12082                      12394
12/02                     9367                       9655
12/31/03                 11985                      12423


+ Hypothetical illustration of $10,000 invested in SB Shares at inception on January 5, 1998, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2003. The S&P 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Figures for the index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund's Citi S&P 500 Index Shares ("Citi Shares") may be greater or less than the SB Shares' performance indicated on this chart, depending on whether greater or lesser expenses were incurred by shareholders investing in Citi Shares.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


             7 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments                                        December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
COMMON STOCK -- 98.9%
Aerospace & Defense -- 1.5%
       41,407    The Boeing Co.                                                      $1,744,891
        9,734    General Dynamics Corp.                                                 879,856
        5,763    Goodrich Corp.                                                         171,103
       22,188    Lockheed Martin Corp.                                                1,140,463
        9,000    Northrop Grumman Corp.                                                 860,400
       20,414    Raytheon Co.                                                           613,237
        8,825    Rockwell Collins, Inc.                                                 265,015
       23,045    United Technologies Corp.                                            2,183,975
-----------------------------------------------------------------------------------------------
                                                                                      7,858,940
-----------------------------------------------------------------------------------------------
Air Freight & Couriers -- 1.0%
       14,693    FedEx Corp.                                                            991,778
        3,077    Ryder Systems, Inc.                                                    105,080
       55,408    United Parcel Service, Inc., Class B Shares                          4,130,666
-----------------------------------------------------------------------------------------------
                                                                                      5,227,524
-----------------------------------------------------------------------------------------------
Airlines -- 0.1%
        6,120    Delta Air Lines, Inc.                                                   72,277
       38,577    Southwest Airlines Co.                                                 622,633
-----------------------------------------------------------------------------------------------
                                                                                        694,910
-----------------------------------------------------------------------------------------------
Auto Components -- 0.2%
        3,560    Cooper Tire & Rubber Co.                                                76,113
        7,339    Dana Corp.                                                             134,671
       27,610    Delphi Corp.                                                           281,898
        8,484    The Goodyear Tire & Rubber Co.                                          66,684
        4,398    Johnson Controls, Inc.                                                 510,696
        6,203    Visteon Corp.                                                           64,573
-----------------------------------------------------------------------------------------------
                                                                                      1,134,635
-----------------------------------------------------------------------------------------------
Automobiles -- 0.7%
       90,106    Ford Motor Co.                                                       1,441,696
       27,610    General Motors Corp.                                                 1,474,374
       14,906    Harley-Davidson, Inc.                                                  708,482
-----------------------------------------------------------------------------------------------
                                                                                      3,624,552
-----------------------------------------------------------------------------------------------
Banks -- 7.2%
       17,359    AmSouth Bancorp.                                                       425,296
       73,562    Bank of America Corp.                                                5,916,592
       37,959    The Bank of New York Co., Inc.                                       1,257,202
       55,686    Bank One Corp.                                                       2,538,725
       26,562    BB&T Corp.                                                           1,026,356
       11,151    Charter One Financial, Inc.                                            385,267
        8,588    Comerica, Inc.                                                         481,443
       28,004    Fifth Third Bancorp                                                  1,655,036
        6,174    First Tennessee National Corp.                                         272,273
       51,839    FleetBoston Financial Corp.                                          2,262,772

                       See Notes to Financial Statements.

             8 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
Banks -- 7.2% (continued)
        7,495    Golden West Financial Corp.                                         $  773,409
       11,236    Huntington Bancshares Inc.                                             252,810
       20,678    KeyCorp                                                                606,279
       11,158    Marshall & Ilsley Corp.                                                426,794
       21,220    Mellon Financial Corp.                                                 681,374
       30,195    National City Corp.                                                  1,024,818
        7,450    North Fork Bancorp., Inc.                                              301,502
       10,847    Northern Trust Corp.                                                   503,518
       13,790    PNC Financial Services Group                                           754,727
       10,943    Regions Financial Corp.                                                407,080
       16,596    SouthTrust Corp.                                                       543,187
       13,822    SunTrust Banks, Inc.                                                   988,273
       14,908    Synovus Financial Corp.                                                431,139
       94,802    U.S. Bancorp                                                         2,823,204
        9,629    Union Planters Corp.                                                   303,217
       65,531    Wachovia Corp.                                                       3,053,089
       45,391    Washington Mutual, Inc.                                              1,821,087
       82,658    Wells Fargo & Co.                                                    4,867,730
        4,408    Zions Bancorp.                                                         270,343
-----------------------------------------------------------------------------------------------
                                                                                     37,054,542
-----------------------------------------------------------------------------------------------
Beverages -- 2.6%
        1,746    Adolph Coors Co., Class B Shares                                        97,951
       40,677    Anheuser-Busch Co., Inc.                                             2,142,864
        2,997    Brown-Forman Corp., Class B Shares                                     280,070
      120,921    The Coca-Cola Co.                                                    6,136,741
       22,351    Coca-Cola Enterprises Inc.                                             488,816
       13,266    The Pepsi Bottling Group, Inc.                                         320,772
       84,944    PepsiCo, Inc.                                                        3,960,089
-----------------------------------------------------------------------------------------------
                                                                                     13,427,303
-----------------------------------------------------------------------------------------------
Biotechnology -- 1.2%
       63,564    Amgen Inc.+                                                          3,928,255
       16,095    Biogen Idec Inc.+                                                      591,961
        9,169    Chiron Corp.+                                                          522,541
       10,951    Genzyme Corp.+                                                         540,322
       12,362    MedImmune, Inc.+                                                       313,995
-----------------------------------------------------------------------------------------------
                                                                                      5,897,074
-----------------------------------------------------------------------------------------------
Building Products -- 0.2%
        3,576    American Standard Cos. Inc.+                                           360,103
        2,985    Crane Co.                                                               91,759
       23,147    Masco Corp.                                                            634,459
-----------------------------------------------------------------------------------------------
                                                                                      1,086,321
-----------------------------------------------------------------------------------------------
Chemicals -- 1.5%
       11,145    Air Products & Chemicals, Inc.                                         588,790
       45,188    The Dow Chemical Co.                                                 1,878,465

                       See Notes to Financial Statements.

             9 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
Chemicals -- 1.5% (continued)
       49,014    E.I. du Pont de Nemours & Co.                                       $2,249,252
        3,782    Eastman Chemical Co.                                                   149,502
       12,839    Ecolab, Inc.                                                           351,403
        6,184    Engelhard Corp.                                                        185,211
        2,593    Great Lakes Chemical Corp.                                              70,504
        5,518    Hercules, Inc.+                                                         67,320
        4,578    International Flavors & Fragrances Inc.                                159,864
       12,918    Monsanto Co.                                                           371,780
        8,344    PPG Industries, Inc.                                                   534,183
       16,102    Praxair, Inc.                                                          615,096
       10,935    Rohm and Haas Co.                                                      467,034
        3,485    Sigma-Aldrich Corp.                                                    199,272
-----------------------------------------------------------------------------------------------
                                                                                      7,887,676
-----------------------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.9%
       10,479    Allied Waste Industries, Inc.+                                         145,449
        8,621    Apollo Group, Inc., Class A Shares+                                    586,228
       29,452    Automatic Data Processing Inc.                                       1,166,594
        5,430    Avery Dennison Corp.                                                   304,189
       49,832    Cendant Corp.+                                                       1,109,759
        8,386    Cintas Corp.                                                           420,390
       24,004    Concord EFS, Inc.+                                                     356,219
        7,124    Convergys Corp.+                                                       124,385
        2,587    Deluxe Corp.                                                           106,921
        6,861    Equifax, Inc.                                                          168,095
       36,404    First Data Corp.                                                     1,495,840
        9,586    Fiserv, Inc.+                                                          378,743
        8,843    H&R Block, Inc.                                                        489,637
        5,546    Monster Worldwide Inc.+                                                121,790
       18,503    Paychex, Inc.                                                          688,312
       11,477    Pitney Bowes, Inc.                                                     466,196
        5,554    R.R. Donnelley & Sons Co. (a)                                          167,453
        8,489    Robert Half International Inc.+                                        198,133
        7,087    Sabre Holdings Corp.                                                   153,008
       29,186    Waste Management, Inc.                                                 863,906
-----------------------------------------------------------------------------------------------
                                                                                      9,511,247
-----------------------------------------------------------------------------------------------
Communications Equipment -- 2.9%
       39,350    ADC Telecommunications, Inc.+                                          116,870
        7,488    Andrew Corp.+                                                           86,187
       20,452    Avaya Inc.+                                                            264,649
       22,927    CIENA Corp.+                                                           152,235
      345,518    Cisco Systems, Inc.+                                                 8,392,632
        9,329    Comverse Technology, Inc.+                                             164,097
       65,579    Corning, Inc.+                                                         683,989
       69,941    JDS Uniphase Corp.+                                                    255,285
      204,622    Lucent Technologies, Inc.+                                             581,126

                       See Notes to Financial Statements.

             10 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
Communications Equipment -- 2.9% (continued)
      114,575    Motorola, Inc.                                                     $ 1,612,070
       39,076    QUALCOMM, Inc.                                                       2,107,369
        7,302    Scientific-Atlanta, Inc.                                               199,345
       20,102    Tellabs, Inc.+                                                         169,460
-----------------------------------------------------------------------------------------------
                                                                                     14,785,314
-----------------------------------------------------------------------------------------------
Computers & Peripherals -- 3.8%
       17,875    Apple Computer, Inc.+                                                  381,989
      126,446    Dell Inc.+                                                           4,294,106
      108,061    EMC Corp.+                                                           1,396,148
       16,038    Gateway, Inc.+                                                          73,775
      150,273    Hewlett-Packard Co.                                                  3,451,771
       85,139    International Business Machines Corp.                                7,890,683
        6,287    Lexmark International, Inc., Class A Shares+                           494,410
        4,621    NCR Corp.+                                                             179,295
       16,904    Network Appliance, Inc.+                                               347,039
        7,885    NVIDIA Corp.+                                                          183,326
      158,526    Sun Microsystems, Inc.+                                                711,782
-----------------------------------------------------------------------------------------------
                                                                                     19,404,324
-----------------------------------------------------------------------------------------------
Construction & Engineering -- 0.0%
        4,050    Fluor Corp.                                                            160,542
-----------------------------------------------------------------------------------------------
Construction Materials -- 0.0%
        4,963    Vulcan Materials Co.                                                   236,090
-----------------------------------------------------------------------------------------------
Containers & Packaging -- 0.2%
        2,753    Ball Corp.                                                             163,996
        2,638    Bemis, Inc.                                                            131,900
        7,820    Pactiv Corp.+                                                          186,898
        4,163    Sealed Air Corp.+                                                      225,385
        2,631    Temple-Inland Inc.                                                     164,885
-----------------------------------------------------------------------------------------------
                                                                                        873,064
-----------------------------------------------------------------------------------------------
Diversified Financials -- 8.2%
       63,304    American Express Co.                                                 3,053,152
        4,899    The Bear Stearns Cos. Inc.                                             391,675
       11,206    Capital One Financial Corp.                                            686,816
       66,472    The Charles Schwab Corp.                                               787,028
      253,495    Citigroup Inc.                                                      12,304,647
        8,924    Countrywide Financial Corp.                                            676,885
       47,959    Fannie Mae                                                           3,599,803
        5,421    Federated Investors, Inc.                                              159,161
       12,394    Franklin Resources, Inc.                                               645,232
       34,209    Freddie Mac                                                          1,995,069
       23,343    The Goldman Sachs Group, Inc.                                        2,304,654
      100,258    J.P. Morgan Chase & Co.                                              3,682,476
       11,775    Janus Capital Group Inc.                                               193,228
       13,561    Lehman Brothers Holdings, Inc.                                       1,047,180

                       See Notes to Financial Statements.

             11 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
Diversified Financials -- 8.2% (continued)
       62,909    MBNA Corp.                                                         $ 1,563,289
       46,052    Merrill Lynch & Co., Inc.                                            2,700,950
        7,340    Moody's Corp.                                                          444,437
       53,496    Morgan Stanley                                                       3,095,814
       16,002    Principal Financial Group, Inc.                                        529,186
       14,255    Providian Financial Corp.+                                             165,928
       22,136    SLM Corp.                                                              834,084
       16,383    State Street Corp.                                                     853,227
        6,078    T. Rowe Price Group Inc.                                               288,158
-----------------------------------------------------------------------------------------------
                                                                                     42,002,079
-----------------------------------------------------------------------------------------------
Diversified Telecommunication Services -- 2.9%
       15,390    ALLTEL Corp.                                                           716,866
       38,704    AT&T Corp.                                                             785,691
       90,874    BellSouth Corp.                                                      2,571,734
        7,056    CenturyTel, Inc.                                                       230,167
       14,094    Citizens Communications Co.+                                           175,047
       83,910    Qwest Communications International Inc.+                               362,491
      163,504    SBC Communications, Inc.                                             4,262,549
       44,363    Sprint Corp. (FON Group)                                               728,440
      135,607    Verizon Communications Inc.                                          4,757,094
-----------------------------------------------------------------------------------------------
                                                                                     14,590,079
-----------------------------------------------------------------------------------------------
Electric Utilities -- 2.2%
       30,631    The AES Corp.+                                                         289,157
        6,195    Allegheny Energy, Inc.                                                  79,048
        7,987    Ameren Corp.                                                           367,402
       19,363    American Electric Power, Inc.                                          590,765
       20,096    Calpine Corp.+                                                          96,662
       15,248    CenterPoint Energy, Inc.                                               147,753
        8,697    Cinergy Corp.                                                          337,531
        7,890    CMS Energy Corp.                                                        67,223
       11,047    Consolidated Edison, Inc.                                              475,131
        8,264    Constellation Energy Group, Inc.                                       323,618
       15,889    Dominion Resources, Inc.                                             1,014,195
        8,226    DTE Energy Co.                                                         324,104
       15,971    Edison International+                                                  350,244
       11,243    Entergy Corp.                                                          642,313
       16,002    Exelon Corp.                                                         1,061,893
       16,031    FirstEnergy Corp.                                                      564,291
        9,004    FPL Group, Inc.                                                        589,042
       20,258    PG&E Corp.+                                                            562,565
        4,516    Pinnacle West Capital Corp.                                            180,730
        8,722    PPL Corp.                                                              381,588
       11,974    Progress Energy, Inc.                                                  541,943
       11,153    Public Service Enterprise Group Inc.                                   488,501
       35,910    The Southern Co.                                                     1,086,278

                       See Notes to Financial Statements.

             12 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
Electric Utilities -- 2.2% (continued)
        9,176    TECO Energy, Inc.                                                   $  132,226
       15,886    TXU Corp.                                                              376,816
       19,571    Xcel Energy, Inc.                                                      332,316
-----------------------------------------------------------------------------------------------
                                                                                     11,403,335
-----------------------------------------------------------------------------------------------
Electrical Equipment -- 0.4%
        9,753    American Power Conversion Corp.                                        238,461
        4,490    Cooper Industries, Inc.                                                260,106
       20,718    Emerson Electric Co.                                                 1,341,490
        4,059    Power-One, Inc.+                                                        43,959
        9,082    Rockwell Automation, Inc.                                              323,319
        2,976    Thomas & Betts Corp.+                                                   68,121
-----------------------------------------------------------------------------------------------
                                                                                      2,275,456
-----------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.6%
       23,157    Agilent Technologies, Inc.+                                            677,111
       14,572    Broadcom Corp., Class A Shares+                                        496,760
        9,761    Jabil Circuit, Inc.+                                                   276,236
        9,434    Molex, Inc.                                                            329,152
        6,177    PerkinElmer, Inc.                                                      105,441
       25,310    Sanmina-SCI Corp.+                                                     319,159
       40,950    Solectron Corp.+                                                       242,014
       11,398    Symbol Technologies, Inc.                                              192,512
        4,211    Tektronix, Inc.                                                        133,068
        8,008    Thermo Electron Corp.+                                                 201,802
        6,003    Waters Corp.+                                                          199,059
-----------------------------------------------------------------------------------------------
                                                                                      3,172,314
-----------------------------------------------------------------------------------------------
Energy Equipment & Services -- 0.8%
       16,437    Baker Hughes, Inc.                                                     528,614
        7,748    BJ Services Co.+                                                       278,153
       21,474    Halliburton Co.                                                        558,324
        7,222    Nabors Industries, Ltd.+                                               299,713
        6,599    Noble Corp.+                                                           236,112
        4,726    Rowan Cos., Inc.+                                                      109,501
       28,724    Schlumberger Ltd.                                                    1,571,777
       15,818    Transocean Inc.+                                                       379,790
-----------------------------------------------------------------------------------------------
                                                                                      3,961,984
-----------------------------------------------------------------------------------------------
Food & Drug Retailing -- 1.1%
       18,099    Albertson's, Inc.                                                      409,942
       19,379    CVS Corp.                                                              699,969
       37,085    Kroger Co.+                                                            686,443
       21,696    Safeway Inc.+                                                          475,359
        6,601    SUPERVALU Inc.                                                         188,723
       31,987    Sysco Corp.                                                          1,190,876

                       See Notes to Financial Statements.

             13 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
Food & Drug Retailing -- 1.1% (continued)
       50,472    Walgreen Co.                                                       $ 1,836,171
        7,092    Winn-Dixie Stores Inc.                                                  70,565
-----------------------------------------------------------------------------------------------
                                                                                      5,558,048
-----------------------------------------------------------------------------------------------
Food Products -- 1.2%
       31,575    Archer-Daniels-Midland Co.                                             480,572
       20,129    Campbell Soup Co.                                                      539,457
       26,378    ConAgra, Inc.                                                          696,115
       18,321    General Mills, Inc.                                                    829,941
       17,245    H.J. Heinz Co.                                                         628,235
        6,407    Hershey Foods Corp.                                                    493,275
       20,149    Kellogg Co.                                                            767,274
        6,901    McCormick & Co., Inc.                                                  207,720
       38,145    Sara Lee Corp.                                                         828,128
       11,037    Wm. Wrigley Jr. Co.                                                    620,390
-----------------------------------------------------------------------------------------------
                                                                                      6,091,107
-----------------------------------------------------------------------------------------------
Gas Utilities -- 0.3%
       29,733    El Paso Energy Corp.                                                   243,513
        7,827    KeySpan Corp.                                                          288,034
        6,066    Kinder Morgan, Inc.                                                    358,501
        2,221    NICOR, Inc.                                                             75,603
        1,803    Peoples Energy Corp.                                                    75,798
       11,028    Sempra Energy                                                          331,502
-----------------------------------------------------------------------------------------------
                                                                                      1,372,951
-----------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 2.0%
       10,388    Applera Corp.-- Applied Biosystems Group                               215,136
        2,601    Bausch & Lomb, Inc.                                                    134,992
       30,005    Baxter International, Inc.                                             915,753
       12,519    Becton Dickinson & Co.                                                 515,032
       12,598    Biomet, Inc.                                                           458,693
       40,469    Boston Scientific Corp.+                                             1,487,640
        2,538    C.R. Bard, Inc.                                                        206,212
       15,191    Guidant Corp.                                                          914,498
       11,810    IMS Health Inc.                                                        293,597
       59,915    Medtronic, Inc.                                                      2,912,468
        2,391    Millipore Corp.+                                                       102,933
        8,442    St. Jude Medical, Inc.+                                                517,917
        9,777    Stryker Corp.                                                          831,143
       11,139    Zimmer Holdings, Inc.+                                                 784,186
-----------------------------------------------------------------------------------------------
                                                                                     10,290,200
-----------------------------------------------------------------------------------------------
Health Care Providers & Services -- 1.7%
        7,572    AETNA, Inc.                                                            511,716
        5,511    AmerisourceBergen Corp.                                                309,443
        6,797    Anthem, Inc.+                                                          509,775
       21,953    Cardinal Health, Inc.                                                1,342,645

                       See Notes to Financial Statements.

             14 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
Health Care Providers & Services -- 1.7% (continued)
        6,879    CIGNA Corp.                                                         $  395,543
        3,902    Express Scripts, Inc.+                                                 259,210
       24,569    HCA Inc.                                                             1,055,484
       11,882    Health Management Associates, Inc.                                     285,168
        7,964    Humana, Inc.+                                                          181,977
        4,392    Manor Care, Inc.                                                       151,831
       14,360    McKesson Corp.                                                         461,818
        5,168    Quest Diagnostics Inc.                                                 377,832
       22,670    Tenet Healthcare Corp.+                                                363,854
       29,341    UnitedHealth Group Inc.                                              1,707,059
        7,207    WellPoint Health Networks, Inc.+                                       699,007
-----------------------------------------------------------------------------------------------
                                                                                      8,612,362
-----------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.2%
       30,946    Carnival Corp.                                                       1,229,485
        8,157    Darden Restaurants, Inc.                                               171,623
        5,405    Harrah's Entertainment, Inc.                                           269,007
       18,603    Hilton Hotels Corp.                                                    318,669
       16,939    International Game Technology                                          604,722
       11,438    Marriott International Inc., Class A Shares                            528,436
       62,618    McDonald's Corp.                                                     1,554,805
       19,197    Starbucks Corp.+                                                       634,653
        9,859    Starwood Hotels & Resorts Worldwide, Inc.                              354,628
        5,614    Wendy's International, Inc.                                            220,293
       14,458    Yum! Brands, Inc.+                                                     497,355
-----------------------------------------------------------------------------------------------
                                                                                      6,383,676
-----------------------------------------------------------------------------------------------
Household Durables -- 0.5%
        3,145    American Greetings Corp., Class A Shares+                               68,781
        3,863    Black & Decker Corp.                                                   190,523
        3,039    Centex Corp.                                                           327,148
        7,172    Fortune Brands, Inc.                                                   512,726
        2,285    KB HOME                                                                165,708
        9,506    Leggett & Platt, Inc.                                                  205,615
        3,836    Maytag Corp.                                                           106,833
       13,423    Newell Rubbermaid Inc.                                                 305,642
        3,015    Pulte Homes, Inc.                                                      282,264
        2,885    Snap-on Inc.                                                            93,012
        4,195    The Stanley Works                                                      158,865
        2,815    Tupperware Corp.                                                        48,812
        3,365    Whirlpool Corp.                                                        244,467
-----------------------------------------------------------------------------------------------
                                                                                      2,710,396
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

             15 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
Household Products -- 1.9%
       10,634    Clorox Co.                                                          $  516,387
       26,467    Colgate-Palmolive Co.                                                1,324,673
       24,967    Kimberly-Clark Corp.                                                 1,475,300
       63,831    The Procter & Gamble Co.                                             6,375,440
-----------------------------------------------------------------------------------------------
                                                                                      9,691,800
-----------------------------------------------------------------------------------------------
Industrial Conglomerates -- 4.5%
       38,566    3M Co.                                                               3,279,267
      493,027    General Electric Co.                                                15,273,976
       42,350    Honeywell International Inc.                                         1,415,761
        6,660    Textron, Inc.                                                          380,020
       98,385    Tyco International Ltd.                                              2,607,203
-----------------------------------------------------------------------------------------------
                                                                                     22,956,227
-----------------------------------------------------------------------------------------------
Insurance -- 4.6%
       13,663    ACE Ltd.                                                               565,921
       25,238    AFLAC, Inc. (a)                                                        913,111
       34,588    Allstate Corp.                                                       1,487,976
        5,272    Ambac Financial Group, Inc.                                            365,824
      128,372    American International Group, Inc.                                   8,508,496
       15,345    Aon Corp.                                                              367,359
        9,218    The Chubb Corp.                                                        627,746
        7,856    Cincinnati Financial Corp.                                             329,009
       13,901    The Hartford Financial Services Group, Inc.                            820,576
        6,962    Jefferson-Pilot Corp.                                                  352,625
       14,277    John Hancock Financial Services, Inc.                                  535,388
        8,729    Lincoln National Corp.                                                 352,390
        9,075    Loews Corp.                                                            448,759
       26,225    Marsh & McLennan Cos., Inc.                                          1,255,915
        7,139    MBIA, Inc.                                                             422,843
       37,443    MetLife, Inc.                                                        1,260,706
        4,816    MGIC Investment Corp.                                                  274,223
       10,711    The Progressive Corp.                                                  895,332
       26,872    Prudential Financial, Inc.                                           1,122,443
        6,879    SAFECO Corp.                                                           267,799
       11,255    The St. Paul Cos., Inc.                                                446,261
        5,666    Torchmark Corp.                                                        258,030
       49,620    Travelers Property Casualty Corp., Class B Shares                      842,051
       14,508    UnumProvident Corp.                                                    228,791
        6,729    XL Capital Ltd.                                                        521,834
-----------------------------------------------------------------------------------------------
                                                                                     23,471,408
-----------------------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.4%
       31,617    eBay Inc.+                                                           2,042,142
-----------------------------------------------------------------------------------------------
Internet Software & Services -- 0.3%
       31,967    Yahoo! Inc.+                                                         1,443,949
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

             16 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
IT Consulting & Services -- 0.3%
        9,228    Computer Sciences Corp.+                                            $  408,154
       23,596    Electronic Data Systems Corp.                                          579,046
       14,062    SunGard Data Systems Inc.+                                             389,658
       16,132    Unisys Corp.+                                                          239,560
-----------------------------------------------------------------------------------------------
                                                                                      1,616,418
-----------------------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.2%
        4,526    Brunswick Corp.                                                        144,063
       14,050    Eastman Kodak Co.                                                      360,664
        8,522    Hasbro, Inc.                                                           181,348
       21,525    Mattel, Inc.                                                           414,787
-----------------------------------------------------------------------------------------------
                                                                                      1,100,862
-----------------------------------------------------------------------------------------------
Machinery -- 1.4%
       16,954    Caterpillar Inc.                                                     1,407,521
        2,091    Cummins Inc.                                                           102,334
        7,545    Danaher Corp.                                                          692,254
       11,799    Deere & Co.                                                            767,525
        9,911    Dover Corp.                                                            393,962
        3,684    Eaton Corp.                                                            397,798
       15,165    Illinois Tool Works, Inc.                                            1,272,495
        8,459    Ingersoll-Rand Co.                                                     574,197
        4,565    ITT Industries, Inc.                                                   338,769
        3,385    Navistar International Corp.+                                          162,108
        5,766    PACCAR Inc.                                                            490,802
        6,036    Pall Corp.                                                             161,946
        5,787    Parker-Hannifin Corp.                                                  344,327
-----------------------------------------------------------------------------------------------
                                                                                      7,106,038
-----------------------------------------------------------------------------------------------
Media -- 4.0%
       30,263    Clear Channel Communications, Inc.                                   1,417,216
      110,810    Comcast Corp., Class A Shares+                                       3,642,325
        3,976    Dow Jones & Co., Inc.                                                  198,204
       13,292    Gannett Co., Inc.                                                    1,185,115
       19,284    The Interpublic Group of Cos., Inc.                                    300,830
        3,980    Knight-Ridder, Inc.                                                    307,933
        2,400    Meredith Corp.                                                         117,144
        9,401    The McGraw Hill Cos., Inc.                                             657,318
        7,329    The New York Times Co., Class A Shares                                 350,253
        9,368    Omnicom Group, Inc.                                                    818,107
      221,986    Time Warner Inc.+                                                    3,993,528
       15,401    Tribune Co.                                                            794,692
       15,827    Univision Communications Inc., Class A Shares+                         628,174
       86,350    Viacom Inc., Class B Shares                                          3,832,213
      100,651    The Walt Disney Co.                                                  2,348,188
-----------------------------------------------------------------------------------------------
                                                                                     20,591,240
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

             17 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
Metals & Mining -- 0.7%
       41,713    Alcoa Inc.                                                         $ 1,585,094
        4,159    Allegheny Technologies, Inc.                                            54,982
        8,262    Freeport-McMoRan Copper & Gold, Inc.                                   348,078
       21,302    Newmont Mining Corp.                                                 1,035,490
        3,858    Nucor Corp.                                                            216,048
        4,371    Phelps Dodge Corp.+                                                    332,589
        5,009    United States Steel Corp.                                              175,415
        4,109    Worthington Industries, Inc.                                            74,085
-----------------------------------------------------------------------------------------------
                                                                                      3,821,781
-----------------------------------------------------------------------------------------------
Multiline Retail -- 3.4%
        5,788    Big Lots, Inc.+                                                         82,247
       22,512    Costco Wholesale Corp.+                                                836,996
        3,984    Dillard's, Inc., Class A Shares                                         65,577
       16,346    Dollar General Corp.                                                   343,103
        8,492    Family Dollar Stores, Inc.                                             304,693
        9,115    Federated Department Stores, Inc.                                      429,590
       13,287    J.C. Penney Co., Inc.                                                  349,182
       16,741    Kohl's Corp.+                                                          752,341
       14,253    The May Department Stores Co.                                          414,335
        6,673    Nordstrom, Inc.                                                        228,884
       12,509    Sears Roebuck & Co.                                                    569,034
       44,830    Target Corp.                                                         1,721,472
      215,023    Wal-Mart Stores, Inc.                                               11,406,970
-----------------------------------------------------------------------------------------------
                                                                                     17,504,424
-----------------------------------------------------------------------------------------------
Multi-Utilities -- 0.3%
       44,441    Duke Energy Corp.                                                      908,818
       18,851    Dynegy Inc., Class A Shares                                             80,682
       12,913    NiSource Inc.                                                          283,311
       25,294    The Williams Cos., Inc.                                                248,387
-----------------------------------------------------------------------------------------------
                                                                                      1,521,198
-----------------------------------------------------------------------------------------------
Office Electronics -- 0.1%
       39,027    Xerox Corp.+                                                           538,573
-----------------------------------------------------------------------------------------------
Oil & Gas -- 5.0%
        4,475    Amerada Hess Corp.                                                     237,936
       12,293    Anadarko Petroleum Corp.                                               627,066
        7,979    Apache Corp.                                                           647,097
        3,298    Ashland Inc.                                                           145,310
        9,846    Burlington Resources, Inc.                                             545,272
       52,598    ChevronTexaco Corp.                                                  4,543,941
       33,476    ConocoPhillips                                                       2,195,021
       11,440    Devon Energy Corp.                                                     655,054
        5,616    EOG Resources, Inc.                                                    259,291
      326,617    Exxon Mobil Corp.                                                   13,391,297
        4,984    Kerr-McGee Corp.                                                       231,706

                       See Notes to Financial Statements.

             18 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
Oil & Gas -- 5.0% (continued)
       15,215    Marathon Oil Corp.                                                  $  503,464
       18,888    Occidental Petroleum Corp.                                             797,829
        3,826    Sunoco, Inc.                                                           195,700
       12,745    Unocal Corp.                                                           469,398
-----------------------------------------------------------------------------------------------
                                                                                     25,445,382
-----------------------------------------------------------------------------------------------
Paper & Forest Products -- 0.5%
        2,904    Boise Cascade Corp.                                                     95,425
       12,483    Georgia-Pacific Corp.                                                  382,854
       23,543    International Paper Co.                                              1,014,939
        5,079    Louisiana-Pacific Corp.+                                                90,813
        9,951    MeadWestvaco Corp.                                                     296,042
       10,764    Weyerhaeuser Co.                                                       688,896
-----------------------------------------------------------------------------------------------
                                                                                      2,568,969
-----------------------------------------------------------------------------------------------
Personal Products -- 0.6%
        2,900    Alberto Culver Co., Class B Shares                                     182,932
       11,606    Avon Products, Inc.                                                    783,289
       50,225    The Gillette Co.                                                     1,844,764
-----------------------------------------------------------------------------------------------
                                                                                      2,810,985
-----------------------------------------------------------------------------------------------
Pharmaceuticals -- 8.4%
       76,881    Abbott Laboratories (a)                                              3,582,655
        6,422    Allergan, Inc.                                                         493,274
       95,468    Bristol-Myers Squibb Co.                                             2,730,385
       55,229    Eli Lilly & Co.                                                      3,884,256
       17,948    Forest Laboratories, Inc., Class A Shares+                           1,109,186
      146,040    Johnson & Johnson                                                    7,544,426
       11,918    King Pharmaceuticals, Inc.+                                            181,869
       13,358    Medco Health Solutions, Inc. +                                         454,038
      110,225    Merck & Co. Inc.                                                     5,092,395
      383,150    Pfizer Inc.                                                         13,536,690
       72,464    Schering-Plough Corp.                                                1,260,149
        5,319    Watson Pharmaceuticals, Inc.+                                          244,674
       65,494    Wyeth                                                                2,780,220
-----------------------------------------------------------------------------------------------
                                                                                     42,894,217
-----------------------------------------------------------------------------------------------
Real Estate -- 0.4%
        4,645    Apartment Investment & Management Co., Class A Shares                  160,253
       19,717    Equity Office Properties Trust                                         564,892
       13,404    Equity Residential Properties Trust                                    395,552
        9,051    Plum Creek Timber Co., Inc.                                            275,603
        8,778    ProLogis                                                               281,686
        9,437    Simon Property Group, Inc.                                             437,311
-----------------------------------------------------------------------------------------------
                                                                                      2,115,297
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

             19 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
Road & Rail -- 0.5%
       18,284    Burlington Northern Santa Fe Corp.                                  $  591,487
       10,474    CSX Corp.                                                              376,436
       19,194    Norfolk Southern Corp.                                                 453,938
       12,558    Union Pacific Corp.                                                    872,530
-----------------------------------------------------------------------------------------------
                                                                                      2,294,391
-----------------------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 4.1%
       17,018    Advanced Micro Devices, Inc.+                                          253,568
       18,850    Altera Corp.+                                                          427,895
       17,991    Analog Devices, Inc.+                                                  821,289
       81,545    Applied Materials, Inc.+                                             1,830,685
       15,192    Applied Micro Circuits Corp.+                                           90,848
      320,388    Intel Corp.                                                         10,316,494
        9,335    KLA-Tencor Corp.+                                                      547,684
       15,403    Linear Technology Corp.                                                648,004
       18,405    LSI Logic Corp.+                                                       163,252
       15,950    Maxim Integrated Products, Inc.                                        794,310
       30,073    Micron Technology, Inc.+                                               405,083
        9,060    National Semiconductor Corp.+                                          357,055
        7,421    Novellus Systems, Inc.+                                                312,053
        8,310    PMC-Sierra, Inc.+                                                      167,447
        4,626    QLogic Corp.+                                                          238,702
        9,191    Teradyne, Inc.+                                                        233,911
       85,256    Texas Instruments Inc.                                               2,504,821
       16,833    Xilinx, Inc.+                                                          652,110
-----------------------------------------------------------------------------------------------
                                                                                     20,765,211
-----------------------------------------------------------------------------------------------
Software -- 4.6%
       11,467    Adobe Systems, Inc.                                                    450,653
        5,587    Autodesk, Inc.                                                         137,328
       11,138    BMC Software, Inc.+                                                    207,724
        8,075    Citrix Systems, Inc.+                                                  171,271
       28,454    Computer Associates International, Inc.                                777,932
       18,996    Compuware Corp.+                                                       114,736
       14,524    Electronic Arts Inc.+                                                  693,957
       10,109    Intuit Inc.+                                                           534,867
        4,216    Mercury Interactive Corp.+                                             205,066
      532,240    Microsoft Corp.                                                     14,657,890
       18,464    Novell, Inc.+                                                          194,241
      257,630    Oracle Corp.+                                                        3,400,716
       12,682    Parametric Technology, Inc.+                                            49,967
       18,022    PeopleSoft, Inc.+                                                      410,902
       24,441    Siebel Systems, Inc.+                                                  338,997
       14,934    Symantec Corp.+                                                        517,463
       20,992    VERITAS Software Corp.+                                                780,063
-----------------------------------------------------------------------------------------------
                                                                                     23,643,773
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

             20 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                             SECURITY                                          VALUE
===============================================================================================
Specialty Retail -- 2.4%
       13,670    AutoNation, Inc.+                                                   $  251,118
        4,401    AutoZone, Inc.+                                                        375,009
       14,530    Bed Bath and Beyond Inc.+                                              629,876
       15,907    Best Buy Co., Inc.                                                     830,982
       10,461    Circuit City Stores, Inc.                                              105,970
       44,062    The Gap, Inc.                                                        1,022,679
      113,136    The Home Depot, Inc.                                                 4,015,197
       25,604    Limited Brands                                                         461,640
       38,602    Lowe's Cos., Inc.                                                    2,138,165
       15,299    Office Depot, Inc.+                                                    255,646
        8,093    RadioShack Corp.                                                       248,293
        7,256    The Sherwin-Williams Co.                                               252,073
       24,094    Staples, Inc.+                                                         657,766
        7,125    Tiffany & Co.                                                          322,050
       25,201    The TJX Cos., Inc.                                                     555,682
       10,600    Toys "R" Us, Inc.+                                                     133,984
-----------------------------------------------------------------------------------------------
                                                                                     12,256,130
-----------------------------------------------------------------------------------------------
Textiles & Apparel -- 0.3%
        6,204    Jones Apparel Group, Inc.                                              218,567
        5,371    Liz Claiborne, Inc.                                                    190,456
       13,008    NIKE Inc., Class B Shares                                              890,528
        2,891    Reebok International Ltd.                                              113,674
        5,334    VF Corp.                                                               230,642
-----------------------------------------------------------------------------------------------
                                                                                      1,643,867
-----------------------------------------------------------------------------------------------
Tobacco -- 1.2%
       99,850    Altria Group, Inc.                                                   5,433,837
        4,117    R.J. Reynolds Tobacco Holdings, Inc.                                   239,404
        8,155    UST Inc.                                                               291,052
-----------------------------------------------------------------------------------------------
                                                                                      5,964,293
-----------------------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.1%
        8,632    Genuine Parts Co.                                                      286,582
        4,492    W.W. Grainger, Inc.                                                    212,876
-----------------------------------------------------------------------------------------------
                                                                                        499,458
-----------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.6%
      133,462    AT&T Wireless Services Inc.+(a)                                      1,066,361
       54,065    Nextel Communications, Inc.+                                         1,517,064
       50,757    Sprint Corp. (PCS Group)+                                              285,254
-----------------------------------------------------------------------------------------------
                                                                                      2,868,679
-----------------------------------------------------------------------------------------------
                 TOTAL COMMON STOCK
                 (Cost -- $552,162,794)                                             506,464,757
===============================================================================================

                       See Notes to Financial Statements.

             21 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   FACE
  AMOUNT                             SECURITY                                          VALUE
===============================================================================================
U.S. TREASURY BILLS -- 0.3%
$   1,500,000    U.S. Treasury Bills, due 3/18/04 (b) (Cost -- $1,497,144)          $ 1,497,362
===============================================================================================
REPURCHASE AGREEMENT -- 0.8%
    3,960,000    State Street Bank and Trust Co., 0.800% due 1/2/04; Proceeds
                    at maturity -- $3,960,176; (Fully collateralized by
                    U.S. Treasury Notes, 7.250% due 5/15/04;
                    Market value -- $4,042,238) (Cost -- $3,960,000)                  3,960,000
===============================================================================================
                 TOTAL INVESTMENTS -- 100.0%
                 (Cost -- $557,619,938*)                                           $511,922,119
===============================================================================================

+     Non-income producing security.
(a) All or a portion of this security is segregated for open futures contracts commitments.
(b) This security is held as collateral and segregated for open futures contracts commitments.
*     Aggregate cost for Federal income tax purposes is $558,522,294.

                       See Notes to Financial Statements.

             22 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Statement of Assets and Liabilities                            December 31, 2003
================================================================================

ASSETS:
   Investments, at value (Cost -- $557,619,938)                                       $ 511,922,119
   Receivable for Fund shares sold                                                        1,963,537
   Dividends and interest receivable                                                        680,065
   Receivable from broker -- variation margin                                                15,567
----------------------------------------------------------------------------------------------------
   Total Assets                                                                         514,581,288
----------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund shares reacquired                                                     5,105,405
   Bank overdraft                                                                           194,050
   Investment advisory fee payable                                                           63,191
   Administration fee payable                                                                48,608
   Distribution plan fees payable                                                            32,770
   Dividends payable                                                                          1,643
   Accrued expenses                                                                         158,153
----------------------------------------------------------------------------------------------------
   Total Liabilities                                                                      5,603,820
----------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $ 508,977,468
====================================================================================================

NET ASSETS:
   Par value of shares of beneficial interest                                         $      45,053
   Capital paid in excess of par value                                                  571,078,485
   Undistributed net investment income                                                       59,155
   Accumulated net realized loss from investment transactions and futures contracts     (16,682,013)
   Net unrealized depreciation of investments and futures contracts                     (45,523,212)
----------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $ 508,977,468
====================================================================================================

Shares Outstanding:
   SB Shares                                                                             41,253,895
   -------------------------------------------------------------------------------------------------
   Citi Shares                                                                            3,799,055
   -------------------------------------------------------------------------------------------------
Net Asset Value:
   SB Shares (and redemption price)                                                   $       11.30
   -------------------------------------------------------------------------------------------------
   Citi Shares (and redemption price)                                                 $       11.32
====================================================================================================

                       See Notes to Financial Statements.

             23 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Statement of Operations                     For the Year Ended December 31, 2003
================================================================================

INVESTMENT INCOME:
   Dividends                                                      $   7,414,456
   Interest                                                             131,251
--------------------------------------------------------------------------------
   Total Investment Income                                            7,545,707
--------------------------------------------------------------------------------
EXPENSES:
   Distribution plan fees (Note 6)                                      779,925
   Investment advisory fee (Note 2)                                     635,283
   Administration fee (Note 2)                                          423,522
   Shareholder servicing fees (Note 6)                                  363,831
   Shareholder communications (Note 6)                                  107,908
   Registration fees                                                     60,186
   Audit and legal                                                       56,651
   Standard and Poor's license fees                                      40,266
   Custody                                                               32,981
   Trustees' fees                                                        15,040
   Other                                                                  9,670
--------------------------------------------------------------------------------
   Total Expenses                                                     2,525,263
   Less: Administration fee waiver (Note 2)                            (106,205)
--------------------------------------------------------------------------------
   Net Expenses                                                       2,419,058
--------------------------------------------------------------------------------
Net Investment Income                                                 5,126,649
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
   Realized Gain (Loss) From:
     Investment transactions                                         (1,339,220)
     Futures contracts                                                3,500,752
--------------------------------------------------------------------------------
   Net Realized Gain                                                  2,161,532
--------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation of Investments
   and Futures Contracts:
     Beginning of year                                             (147,254,987)
     End of year                                                    (45,523,212)
--------------------------------------------------------------------------------
   Decrease in Net Unrealized Depreciation                          101,731,775
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                       103,893,307
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $ 109,019,956
================================================================================

                       See Notes to Financial Statements.

             24 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

                                                                                  For the Years
                                                                                 Ended December 31,
                                                                        2003                           2002
================================================================================================================
OPERATIONS:
   Net investment income                                            $   5,126,649                 $   4,028,753
   Net realized gain (loss)                                             2,161,532                   (13,861,597)
   (Increase) decrease in net unrealized depreciation                 101,731,775                   (89,875,943)
----------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations                  109,019,956                   (99,708,787)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
   Net investment income                                               (5,141,498)                   (3,873,052)
----------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
  Distributions to Shareholders                                        (5,141,498)                   (3,873,052)
----------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
   Net proceeds from sale of shares                                   149,175,366                   146,609,046
   Net asset value of shares issued for reinvestment of dividends       4,800,215                     3,720,666
   Cost of shares reacquired                                         (104,480,135)                   19,438,509)
----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share Transactions                 49,495,446                    48,891,203
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                     153,373,904                   (54,690,636)

NET ASSETS:
   Beginning of year                                                  355,603,564                   410,294,200
----------------------------------------------------------------------------------------------------------------
   End of year*                                                     $ 508,977,468                 $ 355,603,564
================================================================================================================
* Includes undistributed net investment income of:                  $      59,155                 $     148,255
================================================================================================================

                       See Notes to Financial Statements.

             25 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1.    Significant Accounting Policies

The Smith Barney S&P 500 Index Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Mid Cap Core Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The financial highlights and other pertinent information for the Smith Barney S&P 500 Index Fund -- Citi Shares are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the mean between the closing bid and asked prices; over-the-counter securities and listed securities are valued at the mean between the bid and asked prices at the close of business on each day; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; U.S. government securities are valued at the mean between the bid and asked prices in the over-the-counter market at the close of business on each day; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; (f) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of


             26 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed net investment income amounting to $54,634 was reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by this change; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

The Travelers Investment Management Company ("TIMCO"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.


             27 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

During the year ended December 31, 2003, the Fund's SB Shares and Citi Shares had expense limitations in place of 0.59% and 0.39% of the average daily net assets of each class, respectively, resulting in waived administration fees totaling $106,205. These expense limitations may not be discontinued or modified without the approval of the Board of Trustees.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. Boston Financial Data Services ("BFDS") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. BFDS is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended December 31, 2003, the Fund paid transfer agent fees of $224,867 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

For the year ended December 31, 2003, CGM and its affiliates did not receive any brokerage commissions from the Fund.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3.    Investments

During the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $53,174,490
--------------------------------------------------------------------------------
Sales                                                                 3,823,128
================================================================================

At December 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                     $  53,789,169
Gross unrealized depreciation                                      (100,389,344)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (46,600,175)
================================================================================


             28 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

4.    Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5.    Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At December 31, 2003, the Fund had the following open futures contracts:

                   Number of                   Basis       Market     Unrealized
                   Contracts   Expiration      Value        Value        Gain
================================================================================
Contracts to Buy:
S&P 500 Index         21          3/04      $5,656,043   $5,830,650    $174,607
================================================================================


             29 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

6.    Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays CGM a service fee calculated at an annual rate of 0.20% of the average daily net assets for SB Shares. For the year ended December 31, 2003, total Rule 12b-1 Distribution Plan fees for SB Shares, which are accrued daily and paid monthly, were $779,925.

For the year ended December 31, 2003, total Shareholder Servicing fees were as follows:

                                          SB Shares                Citi Shares
================================================================================
Shareholder Servicing Fees                $341,673                   $22,158
================================================================================

For the year ended December 31, 2003, total Shareholder Communication expenses were as follows:

                                          SB Shares                Citi Shares
================================================================================
Shareholder Communication Expenses         $91,436                   $16,472
================================================================================

7.    Distributions Paid to Shareholders by Class

                                  Year Ended                     Year Ended
                               December 31, 2003              December 31, 2002
================================================================================
Net Investment Income
SB Shares                         $4,614,770                     $3,569,496
Citi Shares                          526,728                        303,556
--------------------------------------------------------------------------------
Total                             $5,141,498                     $3,873,052
================================================================================

8.    Shares of Beneficial Interest

At December 31, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


             30 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Transactions in shares of the Fund were as follows:

                                           Year Ended                        Year Ended
                                        December 31, 2003                 December 31, 2002
                                   ---------------------------       ---------------------------
                                    Shares             Amount         Shares             Amount
=================================================================================================
SB Shares
Shares sold                        13,131,340    $ 128,508,067       12,557,645    $ 129,225,716
Shares issued on reinvestment         380,732        4,282,463          384,961        3,418,449
Shares reacquired                  (9,403,448)     (93,765,802)      (8,471,536)     (84,441,424)
-------------------------------------------------------------------------------------------------
Net Increase                        4,108,624    $  39,024,728        4,471,070    $  48,202,741
=================================================================================================
Citi Shares
Shares sold                         2,096,563    $  20,667,299        1,622,839    $  17,383,330
Shares issued on reinvestment          46,429          517,752           33,995          302,217
Shares reacquired                  (1,047,346)     (10,714,333)      (1,563,946)     (16,997,085)
-------------------------------------------------------------------------------------------------
Net Increase                        1,095,646    $  10,470,718           92,888    $     688,462
=================================================================================================

9.    Capital Loss Carryforward

At December 31, 2003, the Fund had, for Federal income tax purposes, approximately $15,598,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on December 31 of the year indicated:

                                             2009                      2010
================================================================================
Carryforward Amounts                      $2,110,000                $13,488,000
================================================================================

10.   Income Tax Information and Distributions to Shareholders

The tax basis components of distributable earnings at December 31 were:

                                            2003                        2002
================================================================================
Undistributed ordinary income            $    52,395                 $  145,403
--------------------------------------------------------------------------------
Accumulated capital losses               (15,598,289)               (17,587,128)
--------------------------------------------------------------------------------
Unrealized depreciation                  (46,600,175)              (148,152,125)
================================================================================


             31 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

At December 31, 2003, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable primarily to wash sale loss deferrals, mark-to-market of derivative contracts and returns of capital from Real Estate Investment Trusts.

At December 31, 2002, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable primarily to wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31 was:

                                            2003                        2002
================================================================================
Ordinary income                          $5,141,498                  $3,873,052
================================================================================

11.   Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.


             32 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


             33 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SB Shares                               2003(1)       2002(1)       2001(1)     2000(1)(2)      1999(3)         1999(4)
==========================================================================================================================
Net Asset Value,
  Beginning of Year                   $     8.92    $    11.63    $    13.38    $    15.00    $    14.24       $    11.98
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(5)                  0.12          0.10          0.10          0.10          0.01             0.12
  Net realized and
    unrealized gain (loss)                  2.37         (2.71)        (1.75)        (1.51)         0.83             2.27
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         2.49         (2.61)        (1.65)        (1.41)         0.84             2.39
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                    (0.11)        (0.10)        (0.10)        (0.08)        (0.08)           (0.06)
  Net realized gains                          --            --            --         (0.13)           --            (0.07)
  Capital                                     --            --            --         (0.00)*          --               --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                        (0.11)        (0.10)        (0.10)        (0.21)        (0.08)           (0.13)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year          $    11.30  $       8.92  $      11.63  $      13.38  $       15.00      $    14.24
-------------------------------------------------------------------------------------------------------------------------
Total Return(6)                            27.95%       (22.47)%      (12.37)%       (9.39)%        5.88%++         19.96%
-------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Year (millions)              $      466    $      332    $      380    $      357    $      252       $      224
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(5)(7)                            0.59%         0.59%         0.59%         0.59%         0.60%+           0.59%
  Net investment income                     1.19          1.03          0.81          0.68          0.67+            0.83
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        1%            2%            7%            4%            0%               6%
==========================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)   On September 5, 2000, Class A shares were renamed as SB Shares.
(3) For the period December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(4)   For the year ended November 30, 1999.
(5) The administrator has agreed to waive all or a portion of its fees for the four years ended December 31, 2003, the period ended December 31, 1999 and the year ended November 30, 1999. In addition, the administrator agreed to reimburse expenses of $15,109 for the period ended December 31, 1999. If these fees were not waived and/or expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:
                      Per Share Decreases to           Expense Ratios Without
                       Net Investment Income         Waiver and/or Reimbursement
                      ----------------------         ---------------------------
      2003                     $0.00*                            0.61%
      2002                      0.00*                            0.62
      2001                      0.00*                            0.60
      2000                      0.00*                            0.59
      1999(3)                   0.00*                            0.77+
      1999(4)                   0.01                             0.68
(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(7) As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.59%.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


             34 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Trustees of
Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney S&P 500 Index Fund of the Smith Barney Investment Trust ("Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the one month period ended December 31, 1999 and the year ended November 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the one month period ended December 31, 1999 and the year ended November 30, 1999, in conformity with accounting principles generally accepted in the United States of America.


                                                                  /s/   KPMG LLP


New York, New York
February 13, 2004


             35 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers

The business and affairs of the Smith Barney S&P 500 Index Fund ("Fund") are managed under the direction of the Smith Barney Investment Trust's ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010.)

                                                                                              Number of
                                                Term of                                       Portfolios           Other
                                              Office* and             Principal                in Fund             Board
                             Position(s)        Length              Occupation(s)              Complex          Memberships
                              Held with         of Time              During Past               Overseen           Held by
Name, Address and Age           Fund            Served               Five Years               by Trustee          Trustee
====================================================================================================================================

Non-Interested Trustees:

Herbert Barg**               Trustee            Since         Retired                             42                None
1460 Drayton Lane                               1987
Wynnewood, PA 19096
Age 80

Dwight B. Crane              Trustee            Since         Professor, Harvard                  49                None
Harvard Business School                         1988          Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Burt N. Dorsett              Trustee            Since         President of Dorsett                27                None
201 East 62nd Street                            1994          McCabe Capital
New York, NY 10021                                            Management Inc.; Chief
Age 73                                                        Investment Officer of
                                                              Leeb Capital Management,
                                                              Inc. (since 1999)

Elliot S. Jaffe              Trustee            Since         Chairman of The Dress               27           The Dress Barn,
The Dress Barn Inc.                             1994          Barn Inc.                                        Inc.; Zweig Total
Executive Office                                                                                               Return Fund;
30 Dunnigan Drive                                                                                              Zweig Fund, Inc.
Suffern, NY 10901
Age 77

Stephen E. Kaufman           Trustee            Since         Attorney                            55                None
Stephen E. Kaufman PC                           1987
277 Park Avenue
47th Floor
New York, NY 10172
Age 71

Joseph J. McCann             Trustee            Since         Retired                             27                None
200 Oak Park Place                              1998
Suite One
Pittsburgh, PA 15243
Age 74

Cornelius C. Rose, Jr.       Trustee            Since         Chief Executive                     27                None
Meadowbrook Village                             1994          Officer of Performance
Building 1, Apt. 6                                            Learning Systems
West Lebanon, NH 03784
Age 71


             36 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                              Number of
                                                Term of                                       Portfolios           Other
                                              Office* and             Principal                in Fund             Board
                             Position(s)        Length              Occupation(s)              Complex          Memberships
                              Held with         of Time              During Past               Overseen           Held by
Name, Address and Age           Fund            Served               Five Years               by Trustee          Trustee
====================================================================================================================================

Interested Trustee:

R. Jay Gerken, CFA***        Chairman,          Since         Managing Director of                221               None
Citigroup Asset Management   President and      2002          Citigroup Global Markets
("CAM")                      Chief                            Inc. ("CGM"); Chairman,
399 Park Avenue              Executive                        President and Chief
4th Floor                    Officer                          Executive Officer of Smith
New York, NY 10022                                            Barney Fund Management
Age 52                                                        LLC ("SBFM"), Travelers
                                                              Investment Adviser, Inc.
                                                              ("TIA") and Citi Fund
                                                              Management Inc. ("CFM");
                                                              President and Chief
                                                              Executive Officer of
                                                              certain mutual funds
                                                              associated with Citigroup
                                                              Inc. ("Citigroup");
                                                              Formerly, Portfolio
                                                              Manager of Smith Barney
                                                              Allocation Series Inc.
                                                              (from 1996 to 2001) and
                                                              Smith Barney Growth and
                                                              Income Fund (from 1996 to
                                                              2000)

Officers:

Andrew B. Shoup              Senior Vice        Since         Director of CAM; Senior             N/A               N/A
CAM                          President and      2003          Vice President and Chief
125 Broad Street             Chief                            Administrative Officer of
10th Floor                   Administrative                   mutual funds associated
New York, NY 10004           Officer                          with Citigroup; Treasurer of
Age 47                                                        certain mutual funds
                                                              associated with
                                                              Citigroup; Head of
                                                              International Funds
                                                              Administration of CAM
                                                              (from 2001 to 2003);
                                                              Director of Global Funds
                                                              Administration of CAM
                                                              (from 2000 to 2001); Head
                                                              of U.S. Citibank Funds
                                                              Administration of CAM
                                                              (from 1998 to 2000)


Richard L. Peteka            Chief              Since         Director of CGM; Chief              N/A               N/A
CAM                          Financial          2002          Financial Officer and
125 Broad Street             Officer and                      Treasurer of certain mutual
11th Floor                   Treasurer                        funds affiliated with
New York, NY 10004                                            Citigroup; Director and Head
Age 42                                                        of Internal Control for CAM
                                                              U.S. Mutual Fund
                                                              Administration (from
                                                              1999 to 2002); Vice
                                                              President, Head of Mutual
                                                              Fund Administration and
                                                              Treasurer of Oppenheimer
                                                              Capital (from 1996 to 1999)


             37 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                              Number of
                                                Term of                                       Portfolios           Other
                                              Office* and             Principal                in Fund             Board
                             Position(s)        Length              Occupation(s)              Complex          Memberships
                              Held with         of Time              During Past               Overseen           Held by
Name, Address and Age           Fund            Served               Five Years               by Trustee          Trustee
====================================================================================================================================

Sandip A. Bhagat, CFA        Vice President     Since         Managing Director of CGM;           N/A               N/A
Travelers Investment         and                1998          President and Director of
Management Company           Investment                       TIMCO; Investment
("TIMCO")                    Officer                          Officer of SBFM
100 First Stamford Place
Stamford, CT 06902
Age 42

John Lau                     Investment         Since         Investment Officer of               N/A               N/A
TIMCO                        Officer            1998          TIMCO
100 First Stamford Place
Stamford, CT 06902
Age 35

Andrew Beagley               Chief Anti-        Since         Director of CGM (since              N/A               N/A
CAM                          Money              2002          2000); Director of Compli-
399 Park Avenue              Laundering                       ance, North America, CAM
4th Floor                    Compliance                       (since 2000); Chief Anti-
New York, NY 10022           Officer                          Money Laundering Compli-
Age 40                                                        ance Officer and Vice
                                                              President of certain mutual
                                                              funds associated with
                                                              Citigroup; Director of
                                                              Compliance, Europe, the
                                                              Middle East and Africa, CAM
                                                              (from 1999 to 2000);
                                                              Compliance Officer, Salomon
                                                              Brothers Asset Management
                                                              Limited, Smith Barney Global
                                                              Capital Management Inc.,
                                                              Salomon Brothers Asset
                                                              Management Asia Pacific
                                                              Limited (from 1997 to 1999)

Kaprel Ozsolak               Controller         Since         Vice President of CGM;              N/A               N/A
CAM                                             2002          Controller of certain
125 Broad Street                                              mutual funds associated
11th Floor                                                    with Citigroup
NewYork, NY 10004
Age 38

Robert I. Frenkel            Secretary          Since         Managing Director and               N/A               N/A
CAM                          and Chief          2003          General Counsel of Global
300 First Stamford Place     Legal Officer                    Mutual Funds for CAM and
4th Floor                                                     its predecessor (since 1994);
Stamford, CT 06902                                            Secretary of CFM; Secretary
Age 48                                                        and Chief Legal Officer of
                                                              mutual funds associated
                                                              with Citigroup

-----------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**    Mr. Barg became Trustee Emeritus on December 31, 2003.
*** Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


             38 Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes, the Fund hereby designates for the fiscal year ended December 31, 2003:

      o For corporate shareholders, the percentage of ordinary dividends that qualify for the dividends received deduction is 100%.

      o For individual shareholders, the maximum amount allowable of qualifying dividends for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003.

A total of 0.20% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


             39 Smith Barney S&P 500 Index Fund | 2003 Annual Report

(This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
S&P 500 Index FUND
--------------------------------------------------------------------------------

TRUSTEES

Herbert Barg*
Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
  Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President
and Chief Administrative
Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Sandip A. Bhagat, CFA
Vice President and
Investment Officer

John Lau
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer

OFFICERS (continued)

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT ADVISER

The Travelers Investment
  Management Company

ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN
State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

Boston Financial Data Services
P.O. Box 9083
Boston, Massachusetts
02205-9083


*     Mr. Barg became Trustee Emeritus on December 31, 2003.

--------------------------------------------------------------------------------
Smith Barney Investment Trust
--------------------------------------------------------------------------------

Smith Barney S&P 500 Index Fund

The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Investment Trust - Smith Barney S&P 500 Index Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after March 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY S&P 500 INDEX FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02238 2/04                                                             04-6120

--------------------------------------------------------------------------------

         --------------------------------------------------------------
                                      CITI
                              S&P 500 INDEX SHARES
            A Class of Shares of the Smith Barney S&P 500 Index Fund
         --------------------------------------------------------------

          SPECIAL DISCIPLINE SERIES | ANNUAL REPORT | DECEMBER 31, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

                 Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

         --------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
         --------------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Manager Overview ..........................................................    3

Fund Performance ..........................................................    6

Historical Performance ....................................................    7

Schedule of Investments ...................................................    8

Statement of Assets and Liabilities .......................................   23

Statement of Operations ...................................................   24

Statements of Changes in Net Assets .......................................   25

Notes to Financial Statements .............................................   26

Financial Highlights ......................................................   34

Independent Auditors' Report ..............................................   35

Additional Information ....................................................   36

Tax Information ...........................................................   39

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

Excluding sales charges, Citi shares of the Smith Barney S&P 500 Index Fund performed in line with its benchmark, the unmanaged Standard & Poor's 500 Index(i), and produced modestly higher returns than the fund's Lipper S&P 500 Index objective funds category average during the year ended December 31, 2003. Over this period, the fund's Citi shares returned 28.29%, whereas the S&P 500 Index returned 28.67% and the fund's Lipper category average was 27.78%.

--------------------------------------------------------------------------------
                              PERFORMANCE SNAPSHOT
                            AS OF DECEMBER 31, 2003
                           (excluding sales charges)

--------------------------------------------------------------------------------
                                                  6 Months           12 Months
--------------------------------------------------------------------------------
Citi Shares                                        14.90%              28.29%
--------------------------------------------------------------------------------
S&P 500 Index                                      15.14%              28.67%
--------------------------------------------------------------------------------
Lipper S&P 500 Index Objective
Category Average                                   14.73%              27.78%
--------------------------------------------------------------------------------

All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

Citi share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2003, calculated among the 169 funds for the six-month period and among the 168 funds for the 12-month period in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

--------------------------------------------------------------------------------

The year began with investors uneasy that the potential conflict with Iraq might exacerbate an already tenuous economy. Accordingly, investors continued to seek the safer havens of fixed-income investments, and stocks generally continued to languish. However, once evidence of sustainable economic improvement emerged in the second half of the year, the stock market began to improve,


            1 Smith Barney S&P 500 Index Fund | 2003 Annual Report prompting a renewed interest in equity investments. The market's advance was generally led by riskier securities--smaller, lower-priced stocks and stocks with high operating and financial leverage--that had experienced the greatest price losses during the previous bear market.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected the performance of your fund.

Special Shareholder Notice

It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Trustee Emeritus, and James J. Crisona, Trustee Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 21, 2004


            2  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
                                MANAGER OVERVIEW
================================================================================

[PHOTO OMITTED]                        [PHOTO OMITTED]

SANDIP A.                              JOHN
BHAGAT, CFA                            LAU

Vice President and                     Investment Officer
Investment Officer

U.S. Economy Rebounds...

Despite a slow start, optimistic forecasts for a strong economic rebound in 2003 proved to be correct. With real annualized gross domestic product ("GDP")(ii) growth of 3.3% in the second quarter and a surge of 8.2% in the third quarter, the economy gradually responded to the stimulus of aggressive monetary and fiscal policies. However, many investors continued to express concerns that the effects of these stimulative policies might wear off, and corporate revenue growth might not be sustainable. Other worries during the year focused on weak employment data, sluggish capital spending, and the impact on consumer spending from a slowdown in mortgage refinancing.

From the monetary perspective, the Federal Reserve Board appeared to be firmly committed to maintaining low interest rates, despite the widely discussed risk of a further decline in inflation. The nation's fiscal stimulus also seemed to be effective, and despite the scheduled expiration of recent tax cuts, most consumers apparently perceived the reduction in tax rates as permanent.

The employment rate began to improve toward the end of 2003. Non-farm payrolls rose, and initial claims for unemployment insurance fell steadily. The industrial sector began to advance as well, with industrial production moving higher over the last four months of the year. Many major corporations have started to indicate some willingness to invest. Capital-goods orders have trended higher, and capital spending rose in the final three quarters of 2003.

However, in 2003 the economy confronted a series of major issues, many of which emerged quite suddenly. Corporate governance and accounting scandals, the geopolitical crisis and the sharp drop in technology spending all contributed to earlier weakness in the financial markets. Fortunately, the impact of those


            3 Smith Barney S&P 500 Index Fund | 2003 Annual Report impediments mostly diminished during the year, in part because of the economy's flexibility.

....And Stocks Surge

The fund is designed to provide reliable exposure to the large cap segment of the U.S. market through a broadly diversified portfolio structure. The fund matches the composition of the S&P 500 Index and owns the constituent index stocks at the appropriate index weight. The fund, therefore, remains neutral relative to the benchmark in terms of economic sectors, market capitalization and the growth and value styles of investing.

In 2003, the stock market saw a strong rally among the lowest market capitalization, low-price, beaten-down stocks, many with no earnings, poor price momentum and lower quality business fundamentals. After sustained underperformance over the last few years, prices of these stocks jumped higher as the risk of bankruptcy receded in the strengthening economy. Because the S&P 500 Index is composed of some of the highest quality, largest U.S. and multinational corporations, its performance tended to lag behind the returns produced by indices for small-cap and mid-cap stocks during the year.

Economic data released during the second half of 2003 showed mounting evidence of a cyclical recovery and provided more hope late in the year as retail sales and initial unemployment claims came in better than anticipated. With lower inventories and higher operating profits, many companies finally began to hire selectively and boost capital expenditures slowly. Along with continuing strength in consumer confidence, the increase in capital spending helped many stocks produce their best returns since 1999. In addition, the market's 2003 gains were broad-based, with every economic sector providing positive returns.

Due to historically high oil and natural gas prices, energy stocks delivered exceptional performance in 2003. The technology and consumer discretionary sectors also ranked among the S&P 500 Index's better performing market sectors, driven higher by rising corporate capital spending and stronger retail sales to consumers. However, toward year-end, weaker sales from major department stores led investors to gradually reduce their lofty expectations for the retail industry. The only exceptions were luxury item stores, which posted solid sales increases during the holiday season. Similarly, technology investors turned less bullish as well toward the end of the year. When it became evident that major capital spending probably would not occur until later in 2004, most technology stocks came under pressure and traded lower.


            4  Smith Barney S&P 500 Index Fund | 2003 Annual Report

Thank you for your investment in the Smith Barney S&P 500 Index Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Sandip A. Bhagat                             /s/ John Lau


Sandip A. Bhagat, CFA                            John Lau
Vice President and                               Investment Officer
Investment Officer

January 21, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: General Electric Co. (2.98%), Microsoft Corp. (2.86%), Pfizer Inc. (2.64%), Exxon Mobil Corp. (2.61%), Citigroup Inc. (2.40%), Wal-Mart Stores, Inc. (2.22%), Intel Corp. (2.01%), American International Group, Inc. (1.66%), Cisco Systems, Inc. (1.64%), International Business Machines Corp. (1.54%). Please refer to pages 8 through 22 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISK: The fund may invest in derivatives, such as options and futures, which can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.

(i) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
(ii) Gross domestic product is a market value of goods and services produced by labor and property in a given country.


            5  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Fund Performance -- Citi S&P 500 Index Shares(1)
================================================================================

================================================================================
Average Annual Total Returns+ (unaudited)
================================================================================

Twelve Months Ended 12/31/03                                              28.29%
--------------------------------------------------------------------------------
Five Years Ended 12/31/03                                                 (0.89)
--------------------------------------------------------------------------------
Inception* through 12/31/03                                                1.84
================================================================================

================================================================================
Cumulative Total Return+ (unaudited)
================================================================================

Inception* through 12/31/03                                               10.37%
================================================================================

(1) On September 5, 2000, Class D shares were renamed as Citi S&P 500 Index Shares ("Citi Shares").
+ Assumes reinvestment of all dividends and capital gain distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
*     Inception date for Citi Shares is August 4, 1998.


            6  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Historical Performance (unaudited)
================================================================================

                  Value of $10,000 Invested in Citi Shares of
             the Smith Barney S&P 500 Index Fund vs. S&P 500 Index

--------------------------------------------------------------------------------

                           August 1998 -- December 2003

  [The following table was depicted as a line chart in the printed material.]

                  Smith Barney S&P 500
                Index Fund - Citi Shares            S&P 500 Index
                ------------------------            -------------
  8/4/98                  10000                         10000
   12/98                  11543                         11532
   12/99                  13885                         13958
   12/00                  12608                         12687
   12/01                  11071                         11180
   12/02                   8603                          8710
12/31/03                  11037                         11207

+ Hypothetical illustration of $10,000 invested in Citi Shares at inception on August 4, 1998, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2003. The S&P 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Figures for the index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund's Smith Barney S&P 500 Index Shares ("SB Shares") may be greater or less than the Citi Shares' performance indicated on this chart, depending on whether greater or lesser expenses were incurred by shareholders investing in SB Shares.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


            7  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments                                        December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
COMMON STOCK -- 98.9%
Aerospace & Defense -- 1.5%
    41,407   The Boeing Co.                                         $  1,744,891
     9,734   General Dynamics Corp.                                      879,856
     5,763   Goodrich Corp.                                              171,103
    22,188   Lockheed Martin Corp.                                     1,140,463
     9,000   Northrop Grumman Corp.                                      860,400
    20,414   Raytheon Co.                                                613,237
     8,825   Rockwell Collins, Inc.                                      265,015
    23,045   United Technologies Corp.                                 2,183,975
--------------------------------------------------------------------------------
                                                                       7,858,940
--------------------------------------------------------------------------------
Air Freight & Couriers -- 1.0%
    14,693   FedEx Corp.                                                 991,778
     3,077   Ryder Systems, Inc.                                         105,080
    55,408   United Parcel Service, Inc., Class B Shares               4,130,666
--------------------------------------------------------------------------------
                                                                       5,227,524
--------------------------------------------------------------------------------
Airlines -- 0.1%
     6,120   Delta Air Lines, Inc.                                        72,277
    38,577   Southwest Airlines Co.                                      622,633
--------------------------------------------------------------------------------
                                                                         694,910
--------------------------------------------------------------------------------
Auto Components -- 0.2%
     3,560   Cooper Tire & Rubber Co.                                     76,113
     7,339   Dana Corp.                                                  134,671
    27,610   Delphi Corp.                                                281,898
     8,484   The Goodyear Tire & Rubber Co.                               66,684
     4,398   Johnson Controls, Inc.                                      510,696
     6,203   Visteon Corp.                                                64,573
--------------------------------------------------------------------------------
                                                                       1,134,635
--------------------------------------------------------------------------------
Automobiles -- 0.7%
    90,106   Ford Motor Co.                                            1,441,696
    27,610   General Motors Corp.                                      1,474,374
    14,906   Harley-Davidson, Inc.                                       708,482
--------------------------------------------------------------------------------
                                                                       3,624,552
--------------------------------------------------------------------------------
Banks -- 7.2%
    17,359   AmSouth Bancorp.                                            425,296
    73,562   Bank of America Corp.                                     5,916,592
    37,959   The Bank of New York Co., Inc.                            1,257,202
    55,686   Bank One Corp.                                            2,538,725
    26,562   BB&T Corp.                                                1,026,356
    11,151   Charter One Financial, Inc.                                 385,267
     8,588   Comerica, Inc.                                              481,443
    28,004   Fifth Third Bancorp                                       1,655,036
     6,174   First Tennessee National Corp.                              272,273
    51,839   FleetBoston Financial Corp.                               2,262,772

                       See Notes to Financial Statements.


            8  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Banks -- 7.2% (continued)
     7,495   Golden West Financial Corp.                            $    773,409
    11,236   Huntington Bancshares Inc.                                  252,810
    20,678   KeyCorp                                                     606,279
    11,158   Marshall & Ilsley Corp.                                     426,794
    21,220   Mellon Financial Corp.                                      681,374
    30,195   National City Corp.                                       1,024,818
     7,450   North Fork Bancorp., Inc.                                   301,502
    10,847   Northern Trust Corp.                                        503,518
    13,790   PNC Financial Services Group                                754,727
    10,943   Regions Financial Corp.                                     407,080
    16,596   SouthTrust Corp.                                            543,187
    13,822   SunTrust Banks, Inc.                                        988,273
    14,908   Synovus Financial Corp.                                     431,139
    94,802   U.S. Bancorp                                              2,823,204
     9,629   Union Planters Corp.                                        303,217
    65,531   Wachovia Corp.                                            3,053,089
    45,391   Washington Mutual, Inc.                                   1,821,087
    82,658   Wells Fargo & Co.                                         4,867,730
     4,408   Zions Bancorp.                                              270,343
--------------------------------------------------------------------------------
                                                                      37,054,542
--------------------------------------------------------------------------------
Beverages -- 2.6%
     1,746   Adolph Coors Co., Class B Shares                             97,951
    40,677   Anheuser-Busch Co., Inc.                                  2,142,864
     2,997   Brown-Forman Corp., Class B Shares                          280,070
   120,921   The Coca-Cola Co.                                         6,136,741
    22,351   Coca-Cola Enterprises Inc.                                  488,816
    13,266   The Pepsi Bottling Group, Inc.                              320,772
    84,944   PepsiCo, Inc.                                             3,960,089
--------------------------------------------------------------------------------
                                                                      13,427,303
--------------------------------------------------------------------------------
Biotechnology -- 1.2%
    63,564   Amgen Inc.+                                               3,928,255
    16,095   Biogen Idec Inc.+                                           591,961
     9,169   Chiron Corp.+                                               522,541
    10,951   Genzyme Corp.+                                              540,322
    12,362   MedImmune, Inc.+                                            313,995
--------------------------------------------------------------------------------
                                                                       5,897,074
--------------------------------------------------------------------------------
Building Products -- 0.2%
     3,576   American Standard Cos. Inc.+                                360,103
     2,985   Crane Co.                                                    91,759
    23,147   Masco Corp.                                                 634,459
--------------------------------------------------------------------------------
                                                                       1,086,321
--------------------------------------------------------------------------------
Chemicals -- 1.5%
    11,145   Air Products & Chemicals, Inc.                              588,790
    45,188   The Dow Chemical Co.                                      1,878,465

                       See Notes to Financial Statements.


            9  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Chemicals -- 1.5% (continued)
    49,014   E.I. du Pont de Nemours & Co.                          $  2,249,252
     3,782   Eastman Chemical Co.                                        149,502
    12,839   Ecolab, Inc.                                                351,403
     6,184   Engelhard Corp.                                             185,211
     2,593   Great Lakes Chemical Corp.                                   70,504
     5,518   Hercules, Inc.+                                              67,320
     4,578   International Flavors & Fragrances Inc.                     159,864
    12,918   Monsanto Co.                                                371,780
     8,344   PPG Industries, Inc.                                        534,183
    16,102   Praxair, Inc.                                               615,096
    10,935   Rohm and Haas Co.                                           467,034
     3,485   Sigma-Aldrich Corp.                                         199,272
--------------------------------------------------------------------------------
                                                                       7,887,676
--------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.9%
    10,479   Allied Waste Industries, Inc.+                              145,449
     8,621   Apollo Group, Inc., Class A Shares+                         586,228
    29,452   Automatic Data Processing Inc.                            1,166,594
     5,430   Avery Dennison Corp.                                        304,189
    49,832   Cendant Corp.+                                            1,109,759
     8,386   Cintas Corp.                                                420,390
    24,004   Concord EFS, Inc.+                                          356,219
     7,124   Convergys Corp.+                                            124,385
     2,587   Deluxe Corp.                                                106,921
     6,861   Equifax, Inc.                                               168,095
    36,404   First Data Corp.                                          1,495,840
     9,586   Fiserv, Inc.+                                               378,743
     8,843   H&R Block, Inc.                                             489,637
     5,546   Monster Worldwide Inc.+                                     121,790
    18,503   Paychex, Inc.                                               688,312
    11,477   Pitney Bowes, Inc.                                          466,196
     5,554   R.R. Donnelley & Sons Co. (a)                               167,453
     8,489   Robert Half International Inc.+                             198,133
     7,087   Sabre Holdings Corp.                                        153,008
    29,186   Waste Management, Inc.                                      863,906
--------------------------------------------------------------------------------
                                                                       9,511,247
--------------------------------------------------------------------------------
Communications Equipment -- 2.9%
    39,350   ADC Telecommunications, Inc.+                               116,870
     7,488   Andrew Corp.+                                                86,187
    20,452   Avaya Inc.+                                                 264,649
    22,927   CIENA Corp.+                                                152,235
   345,518   Cisco Systems, Inc.+                                      8,392,632
     9,329   Comverse Technology, Inc.+                                  164,097
    65,579   Corning, Inc.+                                              683,989
    69,941   JDS Uniphase Corp.+                                         255,285
   204,622   Lucent Technologies, Inc.+                                  581,126

                       See Notes to Financial Statements.


            10  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Communications Equipment -- 2.9% (continued)
   114,575   Motorola, Inc.                                         $  1,612,070
    39,076   QUALCOMM, Inc.                                            2,107,369
     7,302   Scientific-Atlanta, Inc.                                    199,345
    20,102   Tellabs, Inc.+                                              169,460
--------------------------------------------------------------------------------
                                                                      14,785,314
--------------------------------------------------------------------------------
Computers & Peripherals -- 3.8%
    17,875   Apple Computer, Inc.+                                       381,989
   126,446   Dell Inc.+                                                4,294,106
   108,061   EMC Corp.+                                                1,396,148
    16,038   Gateway, Inc.+                                               73,775
   150,273   Hewlett-Packard Co.                                       3,451,771
    85,139   International Business Machines Corp.                     7,890,683
     6,287   Lexmark International, Inc., Class A Shares+                494,410
     4,621   NCR Corp.+                                                  179,295
    16,904   Network Appliance, Inc.+                                    347,039
     7,885   NVIDIA Corp.+                                               183,326
   158,526   Sun Microsystems, Inc.+                                     711,782
--------------------------------------------------------------------------------
                                                                      19,404,324
--------------------------------------------------------------------------------
Construction & Engineering -- 0.0%
     4,050   Fluor Corp.                                                 160,542
--------------------------------------------------------------------------------
Construction Materials -- 0.0%
     4,963   Vulcan Materials Co.                                        236,090
--------------------------------------------------------------------------------
Containers & Packaging -- 0.2%
     2,753   Ball Corp.                                                  163,996
     2,638   Bemis, Inc.                                                 131,900
     7,820   Pactiv Corp.+                                               186,898
     4,163   Sealed Air Corp.+                                           225,385
     2,631   Temple-Inland Inc.                                          164,885
--------------------------------------------------------------------------------
                                                                         873,064
--------------------------------------------------------------------------------
Diversified Financials -- 8.2%
    63,304   American Express Co.                                      3,053,152
     4,899   The Bear Stearns Cos. Inc.                                  391,675
    11,206   Capital One Financial Corp.                                 686,816
    66,472   The Charles Schwab Corp.                                    787,028
   253,495   Citigroup Inc.                                           12,304,647
     8,924   Countrywide Financial Corp.                                 676,885
    47,959   Fannie Mae                                                3,599,803
     5,421   Federated Investors, Inc.                                   159,161
    12,394   Franklin Resources, Inc.                                    645,232
    34,209   Freddie Mac                                               1,995,069
    23,343   The Goldman Sachs Group, Inc.                             2,304,654
   100,258   J.P. Morgan Chase & Co.                                   3,682,476
    11,775   Janus Capital Group Inc.                                    193,228
    13,561   Lehman Brothers Holdings, Inc.                            1,047,180

                       See Notes to Financial Statements.


            11  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Diversified Financials -- 8.2% (continued)
    62,909   MBNA Corp.                                             $  1,563,289
    46,052   Merrill Lynch & Co., Inc.                                 2,700,950
     7,340   Moody's Corp.                                               444,437
    53,496   Morgan Stanley                                            3,095,814
    16,002   Principal Financial Group, Inc.                             529,186
    14,255   Providian Financial Corp.+                                  165,928
    22,136   SLM Corp.                                                   834,084
    16,383   State Street Corp.                                          853,227
     6,078   T. Rowe Price Group Inc.                                    288,158
--------------------------------------------------------------------------------
                                                                      42,002,079
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 2.9%
    15,390   ALLTEL Corp.                                                716,866
    38,704   AT&T Corp.                                                  785,691
    90,874   BellSouth Corp.                                           2,571,734
     7,056   CenturyTel, Inc.                                            230,167
    14,094   Citizens Communications Co.+                                175,047
    83,910   Qwest Communications International Inc.+                    362,491
   163,504   SBC Communications, Inc.                                  4,262,549
    44,363   Sprint Corp. (FON Group)                                    728,440
   135,607   Verizon Communications Inc.                               4,757,094
--------------------------------------------------------------------------------
                                                                      14,590,079
--------------------------------------------------------------------------------
Electric Utilities -- 2.2%
    30,631   The AES Corp.+                                              289,157
     6,195   Allegheny Energy, Inc.                                       79,048
     7,987   Ameren Corp.                                                367,402
    19,363   American Electric Power, Inc.                               590,765
    20,096   Calpine Corp.+                                               96,662
    15,248   CenterPoint Energy, Inc.                                    147,753
     8,697   Cinergy Corp.                                               337,531
     7,890   CMS Energy Corp.                                             67,223
    11,047   Consolidated Edison, Inc.                                   475,131
     8,264   Constellation Energy Group, Inc.                            323,618
    15,889   Dominion Resources, Inc.                                  1,014,195
     8,226   DTE Energy Co.                                              324,104
    15,971   Edison International+                                       350,244
    11,243   Entergy Corp.                                               642,313
    16,002   Exelon Corp.                                              1,061,893
    16,031   FirstEnergy Corp.                                           564,291
     9,004   FPL Group, Inc.                                             589,042
    20,258   PG&E Corp.+                                                 562,565
     4,516   Pinnacle West Capital Corp.                                 180,730
     8,722   PPL Corp.                                                   381,588
    11,974   Progress Energy, Inc.                                       541,943
    11,153   Public Service Enterprise Group Inc.                        488,501
    35,910   The Southern Co.                                          1,086,278

                       See Notes to Financial Statements.


            12  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Electric Utilities -- 2.2% (continued)
     9,176   TECO Energy, Inc.                                      $    132,226
    15,886   TXU Corp.                                                   376,816
    19,571   Xcel Energy, Inc.                                           332,316
--------------------------------------------------------------------------------
                                                                      11,403,335
--------------------------------------------------------------------------------
Electrical Equipment -- 0.4%
     9,753   American Power Conversion Corp.                             238,461
     4,490   Cooper Industries, Inc.                                     260,106
    20,718   Emerson Electric Co.                                      1,341,490
     4,059   Power-One, Inc.+                                             43,959
     9,082   Rockwell Automation, Inc.                                   323,319
     2,976   Thomas & Betts Corp.+                                        68,121
--------------------------------------------------------------------------------
                                                                       2,275,456
--------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.6%
    23,157   Agilent Technologies, Inc.+                                 677,111
    14,572   Broadcom Corp., Class A Shares+                             496,760
     9,761   Jabil Circuit, Inc.+                                        276,236
     9,434   Molex, Inc.                                                 329,152
     6,177   PerkinElmer, Inc.                                           105,441
    25,310   Sanmina-SCI Corp.+                                          319,159
    40,950   Solectron Corp.+                                            242,014
    11,398   Symbol Technologies, Inc.                                   192,512
     4,211   Tektronix, Inc.                                             133,068
     8,008   Thermo Electron Corp.+                                      201,802
     6,003   Waters Corp.+                                               199,059
--------------------------------------------------------------------------------
                                                                       3,172,314
--------------------------------------------------------------------------------
Energy Equipment & Services -- 0.8%
    16,437   Baker Hughes, Inc.                                          528,614
     7,748   BJ Services Co.+                                            278,153
    21,474   Halliburton Co.                                             558,324
     7,222   Nabors Industries, Ltd.+                                    299,713
     6,599   Noble Corp.+                                                236,112
     4,726   Rowan Cos., Inc.+                                           109,501
    28,724   Schlumberger Ltd.                                         1,571,777
    15,818   Transocean Inc.+                                            379,790
--------------------------------------------------------------------------------
                                                                       3,961,984
--------------------------------------------------------------------------------
Food & Drug Retailing -- 1.1%
    18,099   Albertson's, Inc.                                           409,942
    19,379   CVS Corp.                                                   699,969
    37,085   Kroger Co.+                                                 686,443
    21,696   Safeway Inc.+                                               475,359
     6,601   SUPERVALU Inc.                                              188,723
    31,987   Sysco Corp.                                               1,190,876

                       See Notes to Financial Statements.


            13  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Food & Drug Retailing -- 1.1% (continued)
    50,472   Walgreen Co.                                           $  1,836,171
     7,092   Winn-Dixie Stores Inc.                                       70,565
--------------------------------------------------------------------------------
                                                                       5,558,048
--------------------------------------------------------------------------------
Food Products -- 1.2%
    31,575   Archer-Daniels-Midland Co.                                  480,572
    20,129   Campbell Soup Co.                                           539,457
    26,378   ConAgra, Inc.                                               696,115
    18,321   General Mills, Inc.                                         829,941
    17,245   H.J. Heinz Co.                                              628,235
     6,407   Hershey Foods Corp.                                         493,275
    20,149   Kellogg Co.                                                 767,274
     6,901   McCormick & Co., Inc.                                       207,720
    38,145   Sara Lee Corp.                                              828,128
    11,037   Wm. Wrigley Jr. Co.                                         620,390
--------------------------------------------------------------------------------
                                                                       6,091,107
--------------------------------------------------------------------------------
Gas Utilities -- 0.3%
    29,733   El Paso Energy Corp.                                        243,513
     7,827   KeySpan Corp.                                               288,034
     6,066   Kinder Morgan, Inc.                                         358,501
     2,221   NICOR, Inc.                                                  75,603
     1,803   Peoples Energy Corp.                                         75,798
    11,028   Sempra Energy                                               331,502
--------------------------------------------------------------------------------
                                                                       1,372,951
--------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 2.0%
    10,388   Applera Corp.-- Applied Biosystems Group                    215,136
     2,601   Bausch & Lomb, Inc.                                         134,992
    30,005   Baxter International, Inc.                                  915,753
    12,519   Becton Dickinson & Co.                                      515,032
    12,598   Biomet, Inc.                                                458,693
    40,469   Boston Scientific Corp.+                                  1,487,640
     2,538   C.R. Bard, Inc.                                             206,212
    15,191   Guidant Corp.                                               914,498
    11,810   IMS Health Inc.                                             293,597
    59,915   Medtronic, Inc.                                           2,912,468
     2,391   Millipore Corp.+                                            102,933
     8,442   St. Jude Medical, Inc.+                                     517,917
     9,777   Stryker Corp.                                               831,143
    11,139   Zimmer Holdings, Inc.+                                      784,186
--------------------------------------------------------------------------------
                                                                      10,290,200
--------------------------------------------------------------------------------
Health Care Providers & Services -- 1.7%
     7,572   AETNA, Inc.                                                 511,716
     5,511   AmerisourceBergen Corp.                                     309,443
     6,797   Anthem, Inc.+                                               509,775
    21,953   Cardinal Health, Inc.                                     1,342,645

                       See Notes to Financial Statements.


            14  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Health Care Providers & Services -- 1.7% (continued)
     6,879   CIGNA Corp.                                            $    395,543
     3,902   Express Scripts, Inc.+                                      259,210
    24,569   HCA Inc.                                                  1,055,484
    11,882   Health Management Associates, Inc.                          285,168
     7,964   Humana, Inc.+                                               181,977
     4,392   Manor Care, Inc.                                            151,831
    14,360   McKesson Corp.                                              461,818
     5,168   Quest Diagnostics Inc.                                      377,832
    22,670   Tenet Healthcare Corp.+                                     363,854
    29,341   UnitedHealth Group Inc.                                   1,707,059
     7,207   WellPoint Health Networks, Inc.+                            699,007
--------------------------------------------------------------------------------
                                                                       8,612,362
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.2%
    30,946   Carnival Corp.                                            1,229,485
     8,157   Darden Restaurants, Inc.                                    171,623
     5,405   Harrah's Entertainment, Inc.                                269,007
    18,603   Hilton Hotels Corp.                                         318,669
    16,939   International Game Technology                               604,722
    11,438   Marriott International Inc., Class A Shares                 528,436
    62,618   McDonald's Corp.                                          1,554,805
    19,197   Starbucks Corp.+                                            634,653
     9,859   Starwood Hotels & Resorts Worldwide, Inc.                   354,628
     5,614   Wendy's International, Inc.                                 220,293
    14,458   Yum! Brands, Inc.+                                          497,355
--------------------------------------------------------------------------------
                                                                       6,383,676
--------------------------------------------------------------------------------
Household Durables -- 0.5%
     3,145   American Greetings Corp., Class A Shares+                    68,781
     3,863   Black & Decker Corp.                                        190,523
     3,039   Centex Corp.                                                327,148
     7,172   Fortune Brands, Inc.                                        512,726
     2,285   KB HOME                                                     165,708
     9,506   Leggett & Platt, Inc.                                       205,615
     3,836   Maytag Corp.                                                106,833
    13,423   Newell Rubbermaid Inc.                                      305,642
     3,015   Pulte Homes, Inc.                                           282,264
     2,885   Snap-on Inc.                                                 93,012
     4,195   The Stanley Works                                           158,865
     2,815   Tupperware Corp.                                             48,812
     3,365   Whirlpool Corp.                                             244,467
--------------------------------------------------------------------------------
                                                                       2,710,396
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


            15  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Household Products -- 1.9%
    10,634   Clorox Co.                                             $    516,387
    26,467   Colgate-Palmolive Co.                                     1,324,673
    24,967   Kimberly-Clark Corp.                                      1,475,300
    63,831   The Procter & Gamble Co.                                  6,375,440
--------------------------------------------------------------------------------
                                                                       9,691,800
--------------------------------------------------------------------------------
Industrial Conglomerates -- 4.5%
    38,566   3M Co.                                                    3,279,267
   493,027   General Electric Co.                                     15,273,976
    42,350   Honeywell International Inc.                              1,415,761
     6,660   Textron, Inc.                                               380,020
    98,385   Tyco International Ltd.                                   2,607,203
--------------------------------------------------------------------------------
                                                                      22,956,227
--------------------------------------------------------------------------------
Insurance -- 4.6%
    13,663   ACE Ltd.                                                    565,921
    25,238   AFLAC, Inc. (a)                                             913,111
    34,588   Allstate Corp.                                            1,487,976
     5,272   Ambac Financial Group, Inc.                                 365,824
   128,372   American International Group, Inc.                        8,508,496
    15,345   Aon Corp.                                                   367,359
     9,218   The Chubb Corp.                                             627,746
     7,856   Cincinnati Financial Corp.                                  329,009
    13,901   The Hartford Financial Services Group, Inc.                 820,576
     6,962   Jefferson-Pilot Corp.                                       352,625
    14,277   John Hancock Financial Services, Inc.                       535,388
     8,729   Lincoln National Corp.                                      352,390
     9,075   Loews Corp.                                                 448,759
    26,225   Marsh & McLennan Cos., Inc.                               1,255,915
     7,139   MBIA, Inc.                                                  422,843
    37,443   MetLife, Inc.                                             1,260,706
     4,816   MGIC Investment Corp.                                       274,223
    10,711   The Progressive Corp.                                       895,332
    26,872   Prudential Financial, Inc.                                1,122,443
     6,879   SAFECO Corp.                                                267,799
    11,255   The St. Paul Cos., Inc.                                     446,261
     5,666   Torchmark Corp.                                             258,030
    49,620   Travelers Property Casualty Corp., Class B Shares           842,051
    14,508   UnumProvident Corp.                                         228,791
     6,729   XL Capital Ltd.                                             521,834
--------------------------------------------------------------------------------
                                                                      23,471,408
--------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.4%
    31,617   eBay Inc.+                                                2,042,142
--------------------------------------------------------------------------------
Internet Software & Services -- 0.3%
    31,967   Yahoo! Inc.+                                              1,443,949
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


            16  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
IT Consulting & Services -- 0.3%
     9,228   Computer Sciences Corp.+                               $    408,154
    23,596   Electronic Data Systems Corp.                               579,046
    14,062   SunGard Data Systems Inc.+                                  389,658
    16,132   Unisys Corp.+                                               239,560
--------------------------------------------------------------------------------
                                                                       1,616,418
--------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.2%
     4,526   Brunswick Corp.                                             144,063
    14,050   Eastman Kodak Co.                                           360,664
     8,522   Hasbro, Inc.                                                181,348
    21,525   Mattel, Inc.                                                414,787
--------------------------------------------------------------------------------
                                                                       1,100,862
--------------------------------------------------------------------------------
Machinery -- 1.4%
    16,954   Caterpillar Inc.                                          1,407,521
     2,091   Cummins Inc.                                                102,334
     7,545   Danaher Corp.                                               692,254
    11,799   Deere & Co.                                                 767,525
     9,911   Dover Corp.                                                 393,962
     3,684   Eaton Corp.                                                 397,798
    15,165   Illinois Tool Works, Inc.                                 1,272,495
     8,459   Ingersoll-Rand Co.                                          574,197
     4,565   ITT Industries, Inc.                                        338,769
     3,385   Navistar International Corp.+                               162,108
     5,766   PACCAR Inc.                                                 490,802
     6,036   Pall Corp.                                                  161,946
     5,787   Parker-Hannifin Corp.                                       344,327
--------------------------------------------------------------------------------
                                                                       7,106,038
--------------------------------------------------------------------------------
Media -- 4.0%
    30,263   Clear Channel Communications, Inc.                        1,417,216
   110,810   Comcast Corp., Class A Shares+                            3,642,325
     3,976   Dow Jones & Co., Inc.                                       198,204
    13,292   Gannett Co., Inc.                                         1,185,115
    19,284   The Interpublic Group of Cos., Inc.                         300,830
     3,980   Knight-Ridder, Inc.                                         307,933
     2,400   Meredith Corp.                                              117,144
     9,401   The McGraw Hill Cos., Inc.                                  657,318
     7,329   The New York Times Co., Class A Shares                      350,253
     9,368   Omnicom Group, Inc.                                         818,107
   221,986   Time Warner Inc.+                                         3,993,528
    15,401   Tribune Co.                                                 794,692
    15,827   Univision Communications Inc., Class A Shares+              628,174
    86,350   Viacom Inc., Class B Shares                               3,832,213
   100,651   The Walt Disney Co.                                       2,348,188
--------------------------------------------------------------------------------
                                                                      20,591,240
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


            17  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Metals & Mining -- 0.7%
    41,713   Alcoa Inc.                                             $  1,585,094
     4,159   Allegheny Technologies, Inc.                                 54,982
     8,262   Freeport-McMoRan Copper & Gold, Inc.                        348,078
    21,302   Newmont Mining Corp.                                      1,035,490
     3,858   Nucor Corp.                                                 216,048
     4,371   Phelps Dodge Corp.+                                         332,589
     5,009   United States Steel Corp.                                   175,415
     4,109   Worthington Industries, Inc.                                 74,085
--------------------------------------------------------------------------------
                                                                       3,821,781
--------------------------------------------------------------------------------
Multiline Retail -- 3.4%
     5,788   Big Lots, Inc.+                                              82,247
    22,512   Costco Wholesale Corp.+                                     836,996
     3,984   Dillard's, Inc., Class A Shares                              65,577
    16,346   Dollar General Corp.                                        343,103
     8,492   Family Dollar Stores, Inc.                                  304,693
     9,115   Federated Department Stores, Inc.                           429,590
    13,287   J.C. Penney Co., Inc.                                       349,182
    16,741   Kohl's Corp.+                                               752,341
    14,253   The May Department Stores Co.                               414,335
     6,673   Nordstrom, Inc.                                             228,884
    12,509   Sears Roebuck & Co.                                         569,034
    44,830   Target Corp.                                              1,721,472
   215,023   Wal-Mart Stores, Inc.                                    11,406,970
--------------------------------------------------------------------------------
                                                                      17,504,424
--------------------------------------------------------------------------------
Multi-Utilities -- 0.3%
    44,441   Duke Energy Corp.                                           908,818
    18,851   Dynegy Inc., Class A Shares                                  80,682
    12,913   NiSource Inc.                                               283,311
    25,294   The Williams Cos., Inc.                                     248,387
--------------------------------------------------------------------------------
                                                                       1,521,198
--------------------------------------------------------------------------------
Office Electronics -- 0.1%
    39,027   Xerox Corp.+                                                538,573
--------------------------------------------------------------------------------
Oil & Gas -- 5.0%
     4,475   Amerada Hess Corp.                                          237,936
    12,293   Anadarko Petroleum Corp.                                    627,066
     7,979   Apache Corp.                                                647,097
     3,298   Ashland Inc.                                                145,310
     9,846   Burlington Resources, Inc.                                  545,272
    52,598   ChevronTexaco Corp.                                       4,543,941
    33,476   ConocoPhillips                                            2,195,021
    11,440   Devon Energy Corp.                                          655,054
     5,616   EOG Resources, Inc.                                         259,291
   326,617   Exxon Mobil Corp.                                        13,391,297
     4,984   Kerr-McGee Corp.                                            231,706

                       See Notes to Financial Statements.


           18  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Oil & Gas -- 5.0% (continued)
    15,215   Marathon Oil Corp.                                     $    503,464
    18,888   Occidental Petroleum Corp.                                  797,829
     3,826   Sunoco, Inc.                                                195,700
    12,745   Unocal Corp.                                                469,398
--------------------------------------------------------------------------------
                                                                      25,445,382
--------------------------------------------------------------------------------
Paper & Forest Products -- 0.5%
     2,904   Boise Cascade Corp.                                          95,425
    12,483   Georgia-Pacific Corp.                                       382,854
    23,543   International Paper Co.                                   1,014,939
     5,079   Louisiana-Pacific Corp.+                                     90,813
     9,951   MeadWestvaco Corp.                                          296,042
    10,764   Weyerhaeuser Co.                                            688,896
--------------------------------------------------------------------------------
                                                                       2,568,969
--------------------------------------------------------------------------------
Personal Products -- 0.6%
     2,900   Alberto Culver Co., Class B Shares                          182,932
    11,606   Avon Products, Inc.                                         783,289
    50,225   The Gillette Co.                                          1,844,764
--------------------------------------------------------------------------------
                                                                       2,810,985
--------------------------------------------------------------------------------
Pharmaceuticals -- 8.4%
    76,881   Abbott Laboratories (a)                                   3,582,655
     6,422   Allergan, Inc.                                              493,274
    95,468   Bristol-Myers Squibb Co.                                  2,730,385
    55,229   Eli Lilly & Co.                                           3,884,256
    17,948   Forest Laboratories, Inc., Class A Shares+                1,109,186
   146,040   Johnson & Johnson                                         7,544,426
    11,918   King Pharmaceuticals, Inc.+                                 181,869
    13,358   Medco Health Solutions, Inc. +                              454,038
   110,225   Merck & Co. Inc.                                          5,092,395
   383,150   Pfizer Inc.                                              13,536,690
    72,464   Schering-Plough Corp.                                     1,260,149
     5,319   Watson Pharmaceuticals, Inc.+                               244,674
    65,494   Wyeth                                                     2,780,220
--------------------------------------------------------------------------------
                                                                      42,894,217
--------------------------------------------------------------------------------
Real Estate -- 0.4%
     4,645   Apartment Investment & Management Co., Class A Shares       160,253
    19,717   Equity Office Properties Trust                              564,892
    13,404   Equity Residential Properties Trust                         395,552
     9,051   Plum Creek Timber Co., Inc.                                 275,603
     8,778   ProLogis                                                    281,686
     9,437   Simon Property Group, Inc.                                  437,311
--------------------------------------------------------------------------------
                                                                       2,115,297
--------------------------------------------------------------------------------
                       See Notes to Financial Statements.


            19  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Road & Rail -- 0.5%
    18,284   Burlington Northern Santa Fe Corp.                     $    591,487
    10,474   CSX Corp.                                                   376,436
    19,194   Norfolk Southern Corp.                                      453,938
    12,558   Union Pacific Corp.                                         872,530
--------------------------------------------------------------------------------
                                                                       2,294,391
--------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 4.1%
    17,018   Advanced Micro Devices, Inc.+                               253,568
    18,850   Altera Corp.+                                               427,895
    17,991   Analog Devices, Inc.+                                       821,289
    81,545   Applied Materials, Inc.+                                  1,830,685
    15,192   Applied Micro Circuits Corp.+                                90,848
   320,388   Intel Corp.                                              10,316,494
     9,335   KLA-Tencor Corp.+                                           547,684
    15,403   Linear Technology Corp.                                     648,004
    18,405   LSI Logic Corp.+                                            163,252
    15,950   Maxim Integrated Products, Inc.                             794,310
    30,073   Micron Technology, Inc.+                                    405,083
     9,060   National Semiconductor Corp.+                               357,055
     7,421   Novellus Systems, Inc.+                                     312,053
     8,310   PMC-Sierra, Inc.+                                           167,447
     4,626   QLogic Corp.+                                               238,702
     9,191   Teradyne, Inc.+                                             233,911
    85,256   Texas Instruments Inc.                                    2,504,821
    16,833   Xilinx, Inc.+                                               652,110
--------------------------------------------------------------------------------
                                                                      20,765,211
--------------------------------------------------------------------------------
Software -- 4.6%
    11,467   Adobe Systems, Inc.                                         450,653
     5,587   Autodesk, Inc.                                              137,328
    11,138   BMC Software, Inc.+                                         207,724
     8,075   Citrix Systems, Inc.+                                       171,271
    28,454   Computer Associates International, Inc.                     777,932
    18,996   Compuware Corp.+                                            114,736
    14,524   Electronic Arts Inc.+                                       693,957
    10,109   Intuit Inc.+                                                534,867
     4,216   Mercury Interactive Corp.+                                  205,066
   532,240   Microsoft Corp.                                          14,657,890
    18,464   Novell, Inc.+                                               194,241
   257,630   Oracle Corp.+                                             3,400,716
    12,682   Parametric Technology, Inc.+                                 49,967
    18,022   PeopleSoft, Inc.+                                           410,902
    24,441   Siebel Systems, Inc.+                                       338,997
    14,934   Symantec Corp.+                                             517,463
    20,992   VERITAS Software Corp.+                                     780,063
--------------------------------------------------------------------------------
                                                                      23,643,773
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


           20  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Specialty Retail -- 2.4%
    13,670   AutoNation, Inc.+                                      $    251,118
     4,401   AutoZone, Inc.+                                             375,009
    14,530   Bed Bath and Beyond Inc.+                                   629,876
    15,907   Best Buy Co., Inc.                                          830,982
    10,461   Circuit City Stores, Inc.                                   105,970
    44,062   The Gap, Inc.                                             1,022,679
   113,136   The Home Depot, Inc.                                      4,015,197
    25,604   Limited Brands                                              461,640
    38,602   Lowe's Cos., Inc.                                         2,138,165
    15,299   Office Depot, Inc.+                                         255,646
     8,093   RadioShack Corp.                                            248,293
     7,256   The Sherwin-Williams Co.                                    252,073
    24,094   Staples, Inc.+                                              657,766
     7,125   Tiffany & Co.                                               322,050
    25,201   The TJX Cos., Inc.                                          555,682
    10,600   Toys "R" Us, Inc.+                                          133,984
--------------------------------------------------------------------------------
                                                                      12,256,130
--------------------------------------------------------------------------------
Textiles & Apparel -- 0.3%
     6,204   Jones Apparel Group, Inc.                                   218,567
     5,371   Liz Claiborne, Inc.                                         190,456
    13,008   NIKE Inc., Class B Shares                                   890,528
     2,891   Reebok International Ltd.                                   113,674
     5,334   VF Corp.                                                    230,642
--------------------------------------------------------------------------------
                                                                       1,643,867
--------------------------------------------------------------------------------
Tobacco -- 1.2%
    99,850   Altria Group, Inc.                                        5,433,837
     4,117   R.J. Reynolds Tobacco Holdings, Inc.                        239,404
     8,155   UST Inc.                                                    291,052
--------------------------------------------------------------------------------
                                                                       5,964,293
--------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.1%
     8,632   Genuine Parts Co.                                           286,582
     4,492   W.W. Grainger, Inc.                                         212,876
--------------------------------------------------------------------------------
                                                                         499,458
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.6%
   133,462   AT&T Wireless Services Inc.+(a)                           1,066,361
    54,065   Nextel Communications, Inc.+                              1,517,064
    50,757   Sprint Corp. (PCS Group)+                                   285,254
--------------------------------------------------------------------------------
                                                                       2,868,679
--------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $552,162,794)                                  506,464,757
================================================================================

                       See Notes to Financial Statements.


           21  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            December 31, 2003
================================================================================

    FACE
   AMOUNT                           SECURITY                            VALUE
================================================================================
U.S. TREASURY BILLS -- 0.3%
$1,500,000   U.S. Treasury Bills, due 3/18/04 (b)
               (Cost -- $1,497,144)                                 $  1,497,362
================================================================================
REPURCHASE AGREEMENT -- 0.8%
 3,960,000   State Street Bank and Trust Co., 0.800% due 1/2/04;
               Proceeds at maturity -- $3,960,176; (Fully
               collateralized by U.S. Treasury Notes, 7.250%
               due 5/15/04; Market value -- $4,042,238)
               (Cost -- $3,960,000)                                    3,960,000
================================================================================
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $557,619,938*)                                $511,922,119
================================================================================

+     Non-income producing security.
(a) All or a portion of this security is segregated for open futures contracts commitments.
(b) This security is held as collateral and segregated for open futures contracts commitments.
*     Aggregate cost for Federal income tax purposes is $558,522,294.

                       See Notes to Financial Statements.


           22  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Statement of Assets and Liabilities                            December 31, 2003
================================================================================

ASSETS:
  Investments, at value (Cost -- $557,619,938)                    $ 511,922,119
  Receivable for Fund shares sold                                     1,963,537
  Dividends and interest receivable                                     680,065
  Receivable from broker -- variation margin                             15,567
--------------------------------------------------------------------------------
  Total Assets                                                      514,581,288
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares reacquired                                  5,105,405
  Bank overdraft                                                        194,050
  Investment advisory fee payable                                        63,191
  Administration fee payable                                             48,608
  Distribution plan fees payable                                         32,770
  Dividends payable                                                       1,643
  Accrued expenses                                                      158,153
--------------------------------------------------------------------------------
  Total Liabilities                                                   5,603,820
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 508,977,468
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                      $      45,053
  Capital paid in excess of par value                               571,078,485
  Undistributed net investment income                                    59,155
  Accumulated net realized loss from investment
    transactions and futures contracts                              (16,682,013)
  Net unrealized depreciation of investments
    and futures contracts                                           (45,523,212)
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 508,977,468
================================================================================
Shares Outstanding:
  SB Shares                                                          41,253,895
  ------------------------------------------------------------------------------
  Citi Shares                                                         3,799,055
  ------------------------------------------------------------------------------
Net Asset Value:
  SB Shares (and redemption price)                                $       11.30
  ------------------------------------------------------------------------------
  Citi Shares (and redemption price)                              $       11.32
================================================================================

                       See Notes to Financial Statements.


           23  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Statement of Operations                     For the Year Ended December 31, 2003
================================================================================

INVESTMENT INCOME:
  Dividends                                                       $   7,414,456
  Interest                                                              131,251
--------------------------------------------------------------------------------
  Total Investment Income                                             7,545,707
--------------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 6)                                       779,925
  Investment advisory fee (Note 2)                                      635,283
  Administration fee (Note 2)                                           423,522
  Shareholder servicing fees (Note 6)                                   363,831
  Shareholder communications (Note 6)                                   107,908
  Registration fees                                                      60,186
  Audit and legal                                                        56,651
  Standard and Poor's license fees                                       40,266
  Custody                                                                32,981
  Trustees' fees                                                         15,040
  Other                                                                   9,670
--------------------------------------------------------------------------------
  Total Expenses                                                      2,525,263
  Less: Administration fee waiver (Note 2)                             (106,205)
--------------------------------------------------------------------------------
  Net Expenses                                                        2,419,058
--------------------------------------------------------------------------------
Net Investment Income                                                 5,126,649
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Gain (Loss) From:
    Investment transactions                                          (1,339,220)
    Futures contracts                                                 3,500,752
--------------------------------------------------------------------------------
  Net Realized Gain                                                   2,161,532
--------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of
  Investments and Futures Contracts:
    Beginning of year                                              (147,254,987)
    End of year                                                     (45,523,212)
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                           101,731,775
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                       103,893,307
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $ 109,019,956
================================================================================

                       See Notes to Financial Statements.


           24  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

                                                                           For the Years
                                                                         Ended December 31,

                                                                        2003             2002
==================================================================================================
OPERATIONS:
  Net investment income                                            $   5,126,649    $   4,028,753
  Net realized gain (loss)                                             2,161,532      (13,861,597)
  (Increase) decrease in net unrealized depreciation                 101,731,775      (89,875,943)
--------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                  109,019,956      (99,708,787)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
  Net investment income                                               (5,141,498)      (3,873,052)
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                     (5,141,498)      (3,873,052)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                                   149,175,366      146,609,046
  Net asset value of shares issued for reinvestment of dividends       4,800,215        3,720,666
  Cost of shares reacquired                                         (104,480,135)    (101,438,509)
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                 49,495,446       48,891,203
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                    153,373,904      (54,690,636)

NET ASSETS:
  Beginning of year                                                  355,603,564      410,294,200
--------------------------------------------------------------------------------------------------
  End of year*                                                     $ 508,977,468    $ 355,603,564
==================================================================================================
* Includes undistributed net investment income of:                 $      59,155    $     148,255
==================================================================================================

                       See Notes to Financial Statements.


           25  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

The Smith Barney S&P 500 Index Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Mid Cap Core Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The financial highlights and other pertinent information for the Smith Barney S&P 500 Index Fund -- SB Shares are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the mean between the closing bid and asked prices; over-the-counter securities and listed securities are valued at the mean between the bid and asked prices at the close of business on each day; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; U.S. government securities are valued at the mean between the bid and asked prices in the over-the-counter market at the close of business on each day; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; (f) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of


           26  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed net investment income amounting to $54,634 was reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by this change; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

The Travelers Investment Management Company ("TIMCO"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.


           27  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

During the year ended December 31, 2003, the Fund's SB Shares and Citi Shares had expense limitations in place of 0.59% and 0.39% of the average daily net assets of each class, respectively, resulting in waived administration fees totaling $106,205. These expense limitations may not be discontinued or modified without the approval of the Board of Trustees.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. Boston Financial Data Services ("BFDS") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. BFDS is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended December 31, 2003, the Fund paid transfer agent fees of $224,867 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

For the year ended December 31, 2003, CGM and its affiliates did not receive any brokerage commissions from the Fund.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $53,174,490
--------------------------------------------------------------------------------
Sales                                                                  3,823,128
================================================================================

At December 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                     $  53,789,169
Gross unrealized depreciation                                      (100,389,344)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (46,600,175)
================================================================================


           28  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At December 31, 2003, the Fund had the following open futures contracts:

                      Number of                  Basis      Market    Unrealized
                      Contracts   Expiration     Value       Value       Gain
================================================================================
Contracts to Buy:
S&P 500 Index            21          3/04     $5,656,043  $5,830,650   $174,607
================================================================================


           29  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays CGM a service fee calculated at an annual rate of 0.20% of the average daily net assets for SB Shares. For the year ended December 31, 2003, total Rule 12b-1 Distribution Plan fees for SB Shares, which are accrued daily and paid monthly, were $779,925.

For the year ended December 31, 2003, total Shareholder Servicing fees were as follows:

                                           SB Shares                Citi Shares
================================================================================
Shareholder Servicing Fees                  $341,673                  $22,158
================================================================================

For the year ended December 31, 2003, total Shareholder Communication expenses were as follows:

                                           SB Shares                Citi Shares
================================================================================
Shareholder Communication Expenses            $91,436                  $16,472
================================================================================

7. Distributions Paid to Shareholders by Class

                                          Year Ended             Year Ended
                                       December 31, 2003      December 31, 2002
================================================================================
Net Investment Income
SB Shares                                $4,614,770             $3,569,496
Citi Shares                                 526,728                303,556
--------------------------------------------------------------------------------
Total                                    $5,141,498             $3,873,052
================================================================================

8. Shares of Beneficial Interest

At December 31, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


           30  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Transactions in shares of the Fund were as follows:

                                         Year Ended                      Year Ended
                                      December 31, 2003               December 31, 2002
                                ----------------------------     ----------------------------
                                  Shares          Amount           Shares          Amount
=============================================================================================
SB Shares
Shares sold                     13,131,340     $128,508,067      12,557,645     $129,225,716
Shares issued on reinvestment      380,732        4,282,463         384,961        3,418,449
Shares reacquired               (9,403,448)     (93,765,802)     (8,471,536)     (84,441,424)
---------------------------------------------------------------------------------------------
Net Increase                     4,108,624     $ 39,024,728       4,471,070     $ 48,202,741
=============================================================================================
Citi Shares
Shares sold                      2,096,563     $ 20,667,299       1,622,839     $ 17,383,330
Shares issued on reinvestment       46,429          517,752          33,995          302,217
Shares reacquired               (1,047,346)     (10,714,333)     (1,563,946)     (16,997,085)
---------------------------------------------------------------------------------------------
Net Increase                     1,095,646     $ 10,470,718          92,888     $    688,462
=============================================================================================

9. Capital Loss Carryforward

At December 31, 2003, the Fund had, for Federal income tax purposes, approximately $15,598,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on December 31 of the year indicated:

                                                        2009            2010
================================================================================
Carryforward Amounts                                 $2,110,000      $13,488,000
================================================================================

10. Income Tax Information and Distributions to Shareholders

The tax basis components of distributable earnings at December 31 were:

                                                  2003                 2002
================================================================================
Undistributed ordinary income                 $    52,395         $     145,403
--------------------------------------------------------------------------------
Accumulated capital losses                    (15,598,289)          (17,587,128)
--------------------------------------------------------------------------------
Unrealized depreciation                       (46,600,175)         (148,152,125)
================================================================================


           31  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

At December 31, 2003, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable primarily to wash sale loss deferrals, mark-to-market of derivative contracts and returns of capital from Real Estate Investment Trusts.

At December 31, 2002, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable primarily to wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31 was:

                                                   2003                 2002
================================================================================
Ordinary income                                $5,141,498           $3,873,052
================================================================================

11.  Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.


           32  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


           33  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Citi Shares                            2003(1)        2002(1)        2001(1)       2000(1)(2)         1999(3)        1999(4)
=============================================================================================================================
Net Asset Value,
  Beginning of Year                   $   8.93       $  11.64       $  13.39       $  15.01          $  14.28       $  11.99
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(5)                0.14           0.12           0.13           0.14              0.01           0.17
  Net realized and
    unrealized gain (loss)                2.39          (2.72)         (1.76)         (1.52)             0.83           2.26
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations       2.53          (2.60)         (1.63)         (1.38)             0.84           2.43
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                  (0.14)         (0.11)         (0.12)         (0.11)            (0.11)         (0.07)
  Net realized gains                        --             --             --          (0.13)               --          (0.07)
  Capital                                   --             --             --          (0.00)*              --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.14)         (0.11)         (0.12)         (0.24)            (0.11)         (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year          $  11.32       $   8.93       $  11.64       $  13.39          $  15.01       $  14.28
-----------------------------------------------------------------------------------------------------------------------------
Total Return(6)                          28.29%        (22.29)%       (12.19)%        (9.20)%            5.91%++       20.29%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Year (millions)              $     43       $     24       $     30       $     30          $     21       $     14
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(5)(7)                          0.39%          0.39%          0.39%          0.36%             0.36%+         0.34%
  Net investment income                   1.39           1.20           1.01           0.90              0.90+          1.08
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      1%             2%             7%             4%                0%             6%
=============================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)   On September 5, 2000, Class D shares were renamed as Citi Shares.
(3) For the period December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(4)   For the year ended November 30, 1999.
(5) The administrator has agreed to waive all or a portion of its fees for the four years ended December 31, 2003, the period ended December 31, 1999 and the year ended November 30, 1999. In addition, the administrator agreed to reimburse expenses of $15,109 for the period ended December 31, 1999. If these fees were not waived and/or expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                    Per Share Decreases to         Expense Ratios Without
                     Net Investment Income       Waiver and/or Reimbursement
                    ----------------------       ---------------------------
      2003                  $0.00*                          0.42%
      2002                   0.00*                          0.53
      2001                   0.00*                          0.40
      2000                   0.00*                          0.36
      1999(3)                0.00*                          0.53+
      1999(4)                0.01                           0.43

(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(7) As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.39%.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


           34  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Trustees of Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney S&P 500 Index Fund of the Smith Barney Investment Trust ("Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the one month period ended December 31, 1999 and the year ended November 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the one month period ended December 31, 1999 and the year ended November 30, 1999, in conformity with accounting principles generally accepted in the United States of America.


                                                                    /s/ KPMG LLP

New York, New York
February 13, 2004


           35  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers

The business and affairs of the Smith Barney S&P 500 Index Fund ("Fund") are managed under the direction of the Smith Barney Investment Trust's ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010.)

                                                                                              Number of
                                               Term of                                       Portfolios            Other
                                             Office* and              Principal                in Fund             Board
                            Position(s)        Length               Occupation(s)              Complex          Memberships
                             Held with         of Time               During Past              Overseen            Held by
Name, Address and Age          Fund            Served                Five Years              by Trustee           Trustee
==============================================================================================================================
Non-Interested Trustees:

Herbert Barg**               Trustee           Since          Retired                            42                None
1460 Drayton Lane                              1987
Wynnewood, PA 19096
Age 80

Dwight B. Crane              Trustee           Since          Professor, Harvard                 49                None
Harvard Business School                        1988           Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Burt N. Dorsett              Trustee           Since          President of Dorsett               27                None
201 East 62nd Street                           1994           McCabe Capital Management
New York, NY 10021                                            Inc.; Chief Investment
Age 73                                                        Officer of Leeb Capital
                                                              Management, Inc. (since
                                                              1999)

Elliot S. Jaffe              Trustee           Since          Chairman of The Dress              27          The Dress Barn,
The Dress Barn Inc.                            1994           Barn Inc.                                      Inc.; Zweig Total
Executive Office                                                                                             Return Fund;
30 Dunnigan Drive                                                                                            Zweig Fund, Inc.
Suffern, NY 10901
Age 77

Stephen E. Kaufman           Trustee           Since          Attorney                           55                None
Stephen E. Kaufman PC                          1987
277 Park Avenue
47th Floor
New York, NY 10172
Age 71

Joseph J. McCann             Trustee           Since          Retired                            27                None
200 Oak Park Place                             1998
Suite One
Pittsburgh, PA 15243
Age 74

Cornelius C. Rose, Jr.       Trustee           Since          Chief Executive                    27                None
Meadowbrook Village                            1994           Officer of Performance
Building 1, Apt. 6                                            Learning Systems
West Lebanon, NH 03784
Age 71


           36  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                              Number of
                                               Term of                                       Portfolios            Other
                                             Office* and              Principal                in Fund             Board
                            Position(s)        Length               Occupation(s)              Complex          Memberships
                             Held with         of Time               During Past              Overseen            Held by
Name, Address and Age          Fund            Served                Five Years              by Trustee           Trustee
==============================================================================================================================
Interested Trustee:

R. Jay Gerken, CFA***        Chairman,         Since          Managing Director of               221               None
Citigroup Asset Management   President and     2002           Citigroup Global Markets
("CAM")                      Chief                            Inc. ("CGM"); Chairman,
399 Park Avenue              Executive                        President and Chief
4th Floor                    Officer                          Executive Officer of Smith
New York, NY 10022                                            Barney Fund Management LLC
Age 52                                                        ("SBFM"), Travelers
                                                              Investment Adviser, Inc.
                                                              ("TIA") and Citi Fund
                                                              Management Inc. ("CFM");
                                                              President and Chief
                                                              Executive Officer of
                                                              certain mutual funds
                                                              associated with Citigroup
                                                              Inc. ("Citigroup");
                                                              Formerly, Portfolio
                                                              Manager of Smith Barney
                                                              Allocation Series Inc.
                                                              (from 1996 to 2001) and
                                                              Smith Barney Growth and
                                                              Income Fund (from 1996 to
                                                              2000)

Officers:

Andrew B. Shoup              Senior Vice       Since          Director of CAM; Senior            N/A               N/A
CAM                          President and     2003           Vice President and Chief
125 Broad Street             Chief                            Administrative Officer of
10th Floor                   Administrative                   mutual funds associated
New York, NY 10004           Officer                          with Citigroup; Treasurer
Age 47                                                        of certain mutual funds
                                                              associated with Citigroup;
                                                              Head of International
                                                              Funds Administration of
                                                              CAM (from 2001 to 2003);
                                                              Director of Global Funds
                                                              Administration of CAM
                                                              (from 2000 to 2001); Head
                                                              of U.S. Citibank Funds
                                                              Administration of CAM
                                                              (from 1998 to 2000)

Richard L. Peteka            Chief             Since          Director of CGM; Chief             N/A               N/A
CAM                          Financial         2002           Financial Officer and
125 Broad Street             Officer and                      Treasurer of certain
11th Floor                   Treasurer                        mutual funds affiliated
New York, NY 10004                                            with Citigroup; Director
Age 42                                                        and Head of Internal
                                                              Control for CAM U.S.
                                                              Mutual Fund Administration
                                                              (from 1999 to 2002); Vice
                                                              President, Head of Mutual
                                                              Fund Administration and
                                                              Treasurer of Oppenheimer
                                                              Capital (from 1996 to
                                                              1999)


           37  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                              Number of
                                               Term of                                       Portfolios            Other
                                             Office* and              Principal                in Fund             Board
                            Position(s)        Length               Occupation(s)              Complex          Memberships
                             Held with         of Time               During Past              Overseen            Held by
Name, Address and Age          Fund            Served                Five Years              by Trustee           Trustee
==============================================================================================================================
Sandip A. Bhagat, CFA        Vice President    Since          Managing Director of CGM;          N/A               N/A
Travelers Investment         and               1998           President and Director of
Management Company           Investment                       TIMCO; Investment
("TIMCO")                    Officer                          Officer of SBFM
100 First Stamford Place
Stamford, CT 06902
Age 42

John Lau                     Investment        Since          Investment Officer of              N/A               N/A
TIMCO                        Officer           1998           TIMCO
100 First Stamford Place
Stamford, CT 06902
Age 35

Andrew Beagley               Chief Anti-       Since          Director of CGM (since             N/A               N/A
CAM                          Money             2002           2000); Director of
399 Park Avenue              Laundering                       Compliance, North America,
4th Floor                    Compliance                       CAM (since 2000); Chief
New York, NY 10022           Officer                          Anti-Money Laundering
Age 40                                                        Compliance Officer and
                                                              Vice President of certain
                                                              mutual funds associated
                                                              with Citigroup; Director
                                                              of Compliance, Europe, the
                                                              Middle East and Africa,
                                                              CAM (from 1999 to 2000);
                                                              Compliance Officer,
                                                              Salomon Brothers Asset
                                                              Management Limited, Smith
                                                              Barney Global Capital
                                                              Management Inc., Salomon
                                                              Brothers Asset Management
                                                              Asia Pacific Limited (from
                                                              1997 to 1999)

Kaprel Ozsolak               Controller        Since          Vice President of CGM;             N/A               N/A
CAM                                            2002           Controller of certain
125 Broad Street                                              mutual funds associated
11th Floor                                                    with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel            Secretary         Since          Managing Director and              N/A               N/A
CAM                          and Chief         2003           General Counsel of Global
300 First Stamford Place     Legal Officer                    Mutual Funds for CAM and
4th Floor                                                     its predecessor (since
Stamford, CT 06902                                            1994); Secretary of CFM;
Age 48                                                        Secretary and Chief Legal
                                                              Officer of mutual funds
                                                              associated with Citigroup

-----------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**    Mr. Barg became Trustee Emeritus on December 31, 2003.
*** Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


           38  Smith Barney S&P 500 Index Fund | 2003 Annual Report

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes, the Fund hereby designates for the fiscal year ended December 31, 2003:

      o For corporate shareholders, the percentage of ordinary dividends that qualify for the dividends received deduction is 100%.

      o For individual shareholders, the maximum amount allowable of qualifying dividends for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003.

A total of 0.20% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


           39  Smith Barney S&P 500 Index Fund | 2003 Annual Report

                      (This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
S&P 500 INDEX FUND
--------------------------------------------------------------------------------

TRUSTEES

Herbert Barg*
Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
  Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President
and Chief Administrative
Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Sandip A. Bhagat, CFA
Vice President and
Investment Officer

John Lau
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT ADVISER

The Travelers Investment
  Management Company

ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

Boston Financial Data Services
P.O. Box 9083
Boston, Massachusetts
02205-9083

* Mr. Barg became Trustee Emeritus on December 31, 2003.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Investment Trust
--------------------------------------------------------------------------------

Smith Barney S&P 500 Index Fund

The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Investment Trust - Smith Barney S&P 500 Index Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after March 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY S&P 500 INDEX FUND

Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02240 2/04                                                             04-6121

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Dwight B. Crane, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Smith Barney Investment Trust were $22,000 and $22,000 for the years ended 12/31/03 and 12/31/02.

         (b) Audit-Related Fees for Smith Barney Investment Trust were $0 and $0 for the years ended 12/31/03 and 12/31/02.

         (c) Tax Fees for Smith Barney Investment Trust were $2,400 and $2,200 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Investment Trust.

         (d) There were no all other fees for Smith Barney Investment Trust for the years ended 12/31/03 and 12/31/02.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

               The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve
               (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

               The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

               Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)   N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Smith Barney Investment Trust`s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Investment Trust or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: March 10, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: March 10, 2004

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Investment Trust

Date: March 10, 2004